UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: DECEMBER 31

Date of reporting period: JANUARY 1, 2019 – JUNE 30, 2019

                                            (Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

June 30, 2019

AMG Managers Loomis Sayles Bond Fund

Class N: MGFIX    |     Class I: MGBIX

AMG Managers Global Income Opportunity Fund

Class N: MGGBX

AMG Managers Special Equity Fund

Class N: MGSEX    |     Class I: MSEIX

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (https://www.amgfunds.com/resources/order_literature.html), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Funds electronically at any time by contacting your financial intermediary or, if you invest directly with the Funds, by logging into your account at www.amgfunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Funds, you can call 1.800.548.4539 to inform the Funds that you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds in the AMG Funds Family of Funds held in your account if you invest through your financial intermediary or all funds in the AMG Funds Family of Funds held with the fund complex if you invest directly with the Funds.

amgfunds.com |	063019 SAR078

AMG Funds
Semi-Annual Report — June 30, 2019 (unaudited)

TABLE OF CONTENTS	PAGE

ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Loomis Sayles Bond Fund	5

AMG Managers Global Income Opportunity Fund	13

AMG Managers Special Equity Fund	19

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	26
Balance sheets, net asset value (NAV) per share computations and cumulative distributable earnings (loss)

Statement of Operations	28
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	29
Detail of changes in assets for the past two fiscal periods

Financial Highlights	30
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	35
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	43

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG Managers Loomis Sayles Bond Fund
Based on Actual Fund Return
Class N	0.71%	$1,000	$1,074	$3.65
Class I	0.51%	$1,000	$1,075	$2.62
Based on Hypothetical 5% Annual Return
Class N	0.71%	$1,000	$1,021	$3.56
Class I	0.51%	$1,000	$1,022	$2.56
AMG Managers Global Income Opportunity Fund
Based on Actual Fund Return
Class N	0.89%	$1,000	$1,066	$4.56
Based on Hypothetical 5% Annual Return
Class N	0.89%	$1,000	$1,020	$4.46

Six Months Ended June 30, 2019	Expense Ratio for the Period	Beginning Account Value 01/01/19	Ending Account Value 06/30/19	Expenses Paid During the Period*
AMG Managers Special Equity Fund
Based on Actual Fund Return
Class N	1.36%	$1,000	$1,237	$7.54
Class I	1.11%	$1,000	$1,239	$6.16
Based on Hypothetical 5% Annual Return
Class N	1.36%	$1,000	$1,018	$6.80
Class I	1.11%	$1,000	$1,019	$5.56

*

Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Fund Performance (unaudited)

Periods ended June 30, 2019

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended June 30, 2019.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Ten Years	Since Inception	Inception Date
AMG Managers Loomis Sayles Bond Fund[2,3,4,5,6,7,8]
Class N	7.44%	7.50%	2.99%	6.30%	8.00%	06/01/84
Class I	7.54%	7.66%	3.11%	—	3.34%	04/01/13
Bloomberg Barclays
U.S. Government/Credit
Bond Index13, [16]	6.90%	8.52%	3.11%	4.09%	7.22%	06/01/84	†
AMG Managers Global Income Opportunity Fund[2,3,5,6,7,8]
Class N	6.64%	5.70%	1.31%	4.40%	4.81%	03/25/94
Bloomberg Barclays Global Aggregate Bond Index14, [16]	5.57%	5.85%	1.20%	2.89%	4.94%	03/31/94	†
AMG Managers Special Equity Fund[2,7,9,10,11,12]
Class N	23.74%	4.48%	10.07%	15.93%	11.51%	06/01/84
Class I	23.90%	4.74%	10.35%	16.18%	8.85%	05/03/04
Russell 2000® Growth Index15, [16]	20.36%	(0.49%)	8.63%	14.41%	9.10%	05/03/04	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Funds and other information, please call 800.548.4539 or visit our website at amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

*	Not annualized.
†	Date reflects the inception date of the Fund.
[1]

Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of June 30, 2019. All returns are in U.S. dollars($).

[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]

The Fund is subject to the risks associated with investments in debt securities, such as default risk and fluctuations in the perception of the debtor’s ability to pay its creditors. Changing interest rates may adversely affect the value of an investment. An increase in interest rates typically causes the value of bonds and other fixed income securities to fall.

[4]	To the extent that the Fund invests in asset-backed or mortgage-backed securities, its exposure to prepayment and extension risks may be greater than investments in other fixed income securities.
[5]	The Fund may invest in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses.
[6]

High-yield bonds (also known as “junk bonds”) may be subject to greater levels of interest rate, credit, and liquidity risk than investments in higher rated securities. These securities are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. The issuers of the Fund’s holdings may be involved in bankruptcy proceedings, reorganizations, or financial restructurings, and are not as strong financially as higher-rated issuers.
[7]

Investments in international securities are subject to certain risks of overseas investing including currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuations. These risks are magnified in emerging markets.

[8]	The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. Dollar investment when converted back to U.S. Dollars.
[9]

The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.

[10]

The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity than the stocks of larger, more established companies.

[11]

The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.

[12]

Companies that are in similar businesses may be similarly affected by particular economic or market events; to the extent the Fund has substantial holdings within a particular sector, the risks associated with that sector increase.

[13]	The Bloomberg Barclays U.S. Government/Credit Bond Index is an index of investment-grade government and corporate bonds with a maturity rate of more than one year.
[1][4]

The Bloomberg Barclays Global Aggregate Bond Index provides a broad-based measure of the global investment-grade fixed income markets. The three major components of this index are the U.S. Aggregate, the Pan-European Aggregate, and the Asian-Pacific Aggregate Indices. The Index also includes Eurodollar and Euro-Yen corporate bonds, Canadian government, agency and corporate securities, and USD investment-grade 144A securities.

[15]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values.
[16]	Unlike the Funds, the indices are unmanaged, are not available for investment and do not incur expenses.

Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all

Fund Performance

Periods ended June 30, 2019 (continued)

proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

The Russell 2000® Growth Index is a trademark of the London Stock Exchange Group companies.

Not FDIC Insured, nor bank guaranteed. May lose value.

AMG Managers Loomis Sayles Bond Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	62.5
Foreign Government Obligations	4.6
U.S. Government and Agency Obligations	2.0
Asset-Backed Securities	1.8
Common Stocks	1.7
Municipal Bonds	1.1
Preferred Stocks	1.0
Mortgage-Backed Securities	0.1
Short-Term Investments	26.7
Other Assets Less Liabilities	(1.5)

Rating	% of Market Value[1]
U.S. Government and Agency Obligations	2.8
Aaa	2.4
Aa	4.3
A	39.7
Baa	39.5
Ba	9.8
B	1.4

[1]	Includes market value of long-term fixed-income securities only.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Verizon Communications, Inc., 3.500%, 11/01/24	2.4
Ford Motor Credit Co. LLC, 4.389%, 01/08/26	2.3
Mexican Bonos Bonds, Series M 20, 10.000%, 12/05/24 (Mexico)	2.2
U.S. Treasury Bonds, 3.000%, 08/15/48	1.9
Lloyds Banking Group PLC, 4.582%, 12/10/25 (United Kingdom)	1.8
American Airlines 2016-2 Class B Pass Through Trust, 4.375%, 06/15/24	1.6
Transcontinental Gas Pipe Line Co. LLC, 7.850%, 02/01/26	1.6
Banco Santander, S.A., 5.179%, 11/19/25 (Spain)	1.5
Apple, Inc., 1.800%, 05/11/20	1.5
Morgan Stanley, 3.950%, 04/23/27	1.4

Top Ten as a Group	18.2

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Loomis Sayles Bond Fund
Schedule of Portfolio Investments (unaudited)
June 30, 2019

	Principal Amount†		Value
Corporate Bonds and Notes - 62.5%
Financials - 21.7%
Ally Financial, Inc.
4.125%, 02/13/22	$7,915,000		$8,112,875
8.000%, 11/01/31	1,267,000		1,674,607
Alta Wind Holdings LLC
7.000%, 06/30/35[1]	5,179,895		5,808,778
American International Group, Inc.
4.875%, 06/01/22	560,000		600,348
Banco Santander, S.A. (Spain)
5.179%, 11/19/25	17,200,000		18,706,982
Bank of America Corp.
(3 month LIBOR + 1.040%) 3.419%, 12/20/28[2]	12,410,000		12,769,840
Brighthouse Financial Inc.
4.700%, 06/22/47	890,000		743,627
Citigroup, Inc.
5.130%, 11/12/19	5,835,000	NZD	3,958,995
Cooperatieve Centrale
Raiffeisen-Boerenleenbank (Netherlands)
3.875%, 02/08/22	9,090,000		9,460,174
3.950%, 11/09/22	2,190,000		2,271,712
Equifax, Inc.
7.000%, 07/01/37	4,421,000		5,271,445
The Goldman Sachs Group, Inc.
6.750%, 10/01/37	9,880,000		12,922,545
iStar, Inc.
3.125%, 09/15/22[3]	2,055,000		2,108,642
Jefferies Group LLC
5.125%, 01/20/23	8,800,000		9,425,387
JPMorgan Chase & Co.
4.125%, 12/15/26	11,005,000		11,770,528
JPMorgan Chase Bank, N.A. BKNT
1.650%, 09/23/19	8,457,000		8,441,015
Lloyds Banking Group PLC (United Kingdom)
4.582%, 12/10/25	20,972,000		21,883,615
Marsh & McLennan Cos., Inc.
5.875%, 08/01/33	8,295,000		10,440,205
MBIA Insurance Corp.
(3 month LIBOR + 11.260%)
13.857%, 01/15/33[1,2]	525,000		366,844
Morgan Stanley
3.950%, 04/23/27	17,265,000		18,058,742
GMTN, 4.350%, 09/08/26	5,000,000		5,361,632
MTN, 6.250%, 08/09/26	11,000,000		13,199,680
National Life Insurance Co.
10.500%, 09/15/39[1]	5,000,000		8,088,931
Navient Corp.
5.500%, 01/25/23	14,070,000		14,456,925
Old Republic International Corp.
4.875%, 10/01/24	4,915,000		5,326,784

	Principal Amount†		Value
Quicken Loans, Inc.
5.250%, 01/15/28[1]	$2,080,000		$2,069,600
5.750%, 05/01/25[1]	1,815,000		1,871,719
Realty Income Corp.
5.750%, 01/15/21	2,125,000		2,216,863
Royal Bank of Scotland Group PLC (United Kingdom)
6.125%, 12/15/22	4,650,000		5,016,790
Societe Generale, S.A. (France)
4.750%, 11/24/25[1]	11,000,000		11,601,202
5.200%, 04/15/21[1]	7,000,000		7,316,534
Springleaf Finance Corp.
8.250%, 10/01/23	8,015,000		9,289,385
Weyerhaeuser Co.
6.875%, 12/15/33	12,890,000		17,195,260
Total Financials			267,808,211
Industrials - 38.5%
America Movil SAB de CV (Mexico)
6.450%, 12/05/22	169,300,000	MXN	8,260,473
American Airlines 2016-2 Class B Pass Through Trust
4.375%, 06/15/24[1]	19,375,000		19,857,437
American Airlines 2016-3 Class B Pass Through Trust
3.750%, 10/15/25	6,987,106		7,035,556
American Airlines 2017-1B Class B Pass Through Trust
Series B
4.950%, 02/15/25	3,374,774		3,529,835
American Airlines 2017-2 Class B Pass Through Trust
Series B
3.700%, 10/15/25	2,602,298		2,592,087
APL, Ltd.
8.000%, 01/15/24	250,000		210,000
Apple, Inc.
1.800%, 05/11/20[4]	18,480,000		18,435,043
ArcelorMittal (Luxembourg)
6.750%, 03/01/41[5]	11,065,000		12,897,844
7.000%, 10/15/39[5]	6,604,000		7,836,083
AT&T, Inc.
3.400%, 05/15/25	13,530,000		13,908,912
4.300%, 02/15/30	14,685,000		15,717,592
Booking Holdings, Inc.
0.900%, 09/15/21[3,4]	10,970,000		12,548,557
CenturyLink, Inc.
Series S
6.450%, 06/15/21	5,900,000		6,239,250
Choice Hotels International, Inc.
5.700%, 08/28/20	7,095,000		7,298,981

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 38.5% (continued)
Continental Airlines, Inc. 2000-1 Class A-1
Pass Through Trust
Series 00A1
8.048%, 11/01/20	$14,509	$14,689
Continental Airlines, Inc. 2007-1 Class A
Pass Through Trust
Series 071A
5.983%, 04/19/22	12,086,906	12,820,581
Continental Airlines, Inc. 2007-1 Class B
Pass Through Trust
Series 071B
6.903%, 04/19/22	956,680	996,765
Continental Resources, Inc.
3.800%, 06/01/24	2,025,000	2,082,082
4.500%, 04/15/23	385,000	404,512
Corning, Inc.
6.850%, 03/01/29	9,142,000	11,378,706
Cox Communications, Inc.
4.800%, 02/01/35[1]	3,369,000	3,413,480
Cummins, Inc.
5.650%, 03/01/98	6,460,000	7,655,250
Dell International LLC / EMC Corp.
6.020%, 06/15/26[1]	3,270,000	3,607,404
8.100%, 07/15/36[1]	3,110,000	3,834,143
8.350%, 07/15/46[1]	2,990,000	3,774,867
Delta Air Lines, Inc.
Series 071B
8.021%, 08/10/22	2,745,305	3,028,620
Devon Energy Corp.
3.250%, 05/15/22	3,606,000	3,674,118
Dillard’s, Inc.
7.000%, 12/01/28	225,000	242,660
Embraer Netherlands Finance BV (Netherlands)
5.400%, 02/01/27	2,325,000	2,578,448
Enable Midstream Partners, LP
5.000%, 05/15/44[5]	2,725,000	2,542,527
Enbridge Energy Partners, LP
7.375%, 10/15/45	1,870,000	2,747,188
Energy Transfer Partners, LP / Regency
Energy Finance Corp.
4.500%, 11/01/23	700,000	739,468
EnLink Midstream Partners, LP
4.150%, 06/01/25	6,145,000	6,022,100
Enterprise Products Operating LLC
4.050%, 02/15/22	2,219,000	2,308,447
ERAC USA Finance LLC
7.000%, 10/15/37[1]	12,000,000	16,390,255
Ford Motor Co.
6.375%, 02/01/29	1,990,000	2,155,811

	Principal Amount†	Value
Ford Motor Credit Co. LLC, GMTN
4.389%, 01/08/26	$28,075,000	$28,221,202
General Motors Co.
5.200%, 04/01/45	2,760,000	2,635,616
General Motors Financial Co., Inc.
5.250%, 03/01/26	9,680,000	10,383,454
Georgia-Pacific LLC
5.400%, 11/01/20[1]	5,175,000	5,378,648
HCA, Inc.
4.500%, 02/15/27	3,040,000	3,243,258
7.500%, 11/06/33	75,000	86,250
Hewlett Packard Enterprise Co.
6.350%, 10/15/45[5]	2,243,000	2,485,398
International Business Machines Corp.
1.625%, 05/15/20	5,980,000	5,945,670
INVISTA Finance LLC
4.250%, 10/15/19[1]	14,000,000	14,079,879
Kinder Morgan Energy Partners, LP
3.500%, 09/01/23	6,685,000	6,878,447
4.150%, 03/01/22	5,620,000	5,866,256
5.800%, 03/01/21	4,320,000	4,553,702
KLA-Tencor Corp.
5.650%, 11/01/34	4,590,000	5,222,886
Marks & Spencer PLC (United Kingdom)
7.125%, 12/01/37[1,4]	4,725,000	5,276,840
Masco Corp.
6.500%, 08/15/32	254,000	299,737
7.125%, 03/15/20	357,000	367,256
7.750%, 08/01/29	499,000	626,799
Methanex Corp. (Canada)
5.250%, 03/01/22	350,000	364,631
Microsoft Corp.
1.100%, 08/08/19	3,819,000	3,814,457
Newell Brands, Inc.
4.000%, 12/01/24	3,085,000	3,140,594
Noble Energy, Inc.
3.900%, 11/15/24	3,670,000	3,829,044
Nuance Communications, Inc.
1.000%, 12/15/35[3]	2,140,000	2,008,548
1.250%, 04/01/25[3]	1,585,000	1,553,148
1.500%, 11/01/35[3]	50,000	50,017
ONEOK Partners, LP
4.900%, 03/15/25	13,736,000	14,932,244
6.200%, 09/15/43	245,000	289,857
Owens Corning
7.000%, 12/01/36	2,715,000	3,221,465
Petrobras Global Finance BV (Netherlands)
5.625%, 05/20/43	580,000	560,860
PulteGroup, Inc.
6.000%, 02/15/35	8,860,000	9,081,500

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†	Value
Industrials - 38.5% (continued)
PulteGroup, Inc. 6.375%, 05/15/33	$5,135,000	$5,475,194
Qwest Corp. 7.250%, 09/15/25	990,000	1,102,249
Reliance Holding USA, Inc. 5.400%, 02/14/22[1]	3,250,000	3,453,413
Samsung Electronics Co., Ltd. (South Korea) 7.700%, 10/01/27[1]	1,980,000	2,291,730
Sealed Air Corp. 5.500%, 09/15/25[1]	1,580,000	1,682,700
Telecom Italia Capital, S.A. (Luxembourg) 6.000%, 09/30/34	4,665,000	4,758,300
6.375%, 11/15/33	3,530,000	3,662,375
Telefonica Emisiones SAU (Spain) 4.570%, 04/27/23	900,000	973,247
Time Warner Cable LLC 5.500%, 09/01/41	805,000	843,982
The Toro Co. 6.625%, 05/01/37	6,810,000	8,364,754
Transcontinental Gas Pipe Line Co. LLC 7.850%, 02/01/26	15,140,000	19,330,785
UAL 2007-1 Pass Through Trust Series 071A 6.636%, 07/02/22	8,227,377	8,739,120
United Airlines 2016-2 Class B Pass Through Trust Series 16-2 3.650%, 10/07/25	2,049,833	2,052,908
United States Steel Corp. 6.650%, 06/01/37[4]	3,425,000	2,877,000
US Airways 2011-1 Class A Pass Through Trust Series A 7.125%, 10/22/23	2,015,010	2,269,103
Vale Overseas, Ltd. (Brazil) 6.875%, 11/21/36	1,759,000	2,112,999
Verizon Communications, Inc. 3.500%, 11/01/24	27,900,000	29,318,105
Virgin Australia 2013-1A Trust (Australia) 5.000%, 10/23/23[1]	357,215	367,717
WestRock MWV LLC 7.550%, 03/01/47	970,000	1,297,617
Total Industrials		474,150,732
Utilities - 2.3%
DCP Midstream Operating, LP 6.450%, 11/03/36[1]	870,000	913,500
EDP Finance, B.V. (Netherlands) 4.900%, 10/01/19[1]	600,000	603,012

	Principal Amount†		Value
Empresa Nacional de Electricidad S.A. (Cayman Islands) 7.875%, 02/01/27	$2,900,000		$3,647,108
Enel Finance International, N.V., EMTN (Netherlands) 5.750%, 09/14/40	210,000	GBP	362,943
6.000%, 10/07/39[1]	11,152,000		13,224,258
Enterprise Products Operating LLC 3.900%, 02/15/24	6,400,000		6,779,464
Tenaga Nasional Bhd (Malaysia) 7.500%, 11/01/25[1]	2,000,000		2,489,420
Total Utilities			28,019,705
Total Corporate Bonds and Notes (Cost $694,262,897)			769,978,648
Asset-Backed Securities - 1.8%
FAN Engine Securitization, Ltd. (Ireland) Series 2013-1A, Class 1A 4.625%, 10/15/43[1,6]	9,199,364		8,739,396
Shenton Aircraft Investment I, Ltd. (Cayman Islands) Series 2015-1A, Class A 4.750%, 10/15/42[1]	13,613,506		13,957,082
Total Asset-Backed Securities (Cost $22,604,526)			22,696,478
Mortgage-Backed Securities - 0.1%
Commercial Mortgage Trust Series 2014-UBS4, Class A2 2.963%, 08/10/47	1,045,241		1,044,655
JPMorgan Chase Commercial Mortgage Securities Trust Series 2014-C20, Class A2 2.872%, 07/15/47	168,562		168,382
WFRBS Commercial Mortgage Trust Series 2011-C3, Class D 5.855%, 03/15/44[1,7]	435,000		392,622
Total Mortgage-Backed Securities (Cost $1,614,138)			1,605,659
Municipal Bonds - 1.1%
Illinois State 5.100%, 06/01/33	1,070,000		1,126,796
Michigan Tobacco Settlement Finance Authority 7.309%, 06/01/46	1,950,000		1,954,017
Virginia Tobacco Settlement Financing Corp. 6.706%, 06/01/46	11,510,000		10,857,843
Total Municipal Bonds (Cost $13,918,635)			13,938,656
U.S. Government and Agency Obligations - 2.0%
Fannie Mae - 0.1%
FNMA, 3.000%, 07/01/27	1,254,156		1,283,535

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Fannie Mae - 0.1% (continued)
FNMA, 6.000%, 07/01/29	$856		$952
Total Fannie Mae			1,284,487
Freddie Mac - 0.0%#
FHLMC Gold, 5.000%, 12/01/31	15,375		16,372
U.S. Treasury Obligations - 1.9%
U.S. Treasury Bonds, 3.000%, 08/15/48[4]	21,295,000		23,354,626
Total U.S. Government and Agency Obligations (Cost $20,979,706)			24,655,485
Foreign Government Obligations - 4.6%
Brazilian Government International Bonds
8.500%, 01/05/24	6,650,000	BRL	1,829,813
10.250%, 01/10/28	5,750,000	BRL	1,730,533
Canadian When Issued Government Bond Series 0001 0.750%, 09/01/20	15,225,000	CAD	11,505,103
European Investment Bank Bonds 0.000%, 03/10/21[8]	5,000,000	AUD	3,412,658
Mexican Bonos Series M 8.000%, 12/07/23	122,500,000	MXN	6,518,292
Mexican Bonos Bonds
Series M 7.750%, 05/29/31	49,000,000	MXN	2,580,026
Series M 20 10.000%, 12/05/24	461,500,000	MXN	26,808,176
Norway Government Bonds Series 474 3.750%, 05/25/21[1]	13,210,000	NOK	1,620,613
Total Foreign Government Obligations (Cost $79,523,840)			56,005,214

	Shares
Common Stocks - 1.7%
Communication Services - 0.9%
AT&T, Inc.	314,704		10,545,731
Health Care - 0.3%
Bristol-Myers Squibb Co.	91,569		4,152,654
Information Technology - 0.5%
Corning, Inc.	181,220		6,021,941
Total Common Stocks (Cost $18,756,817)			20,720,326
Preferred Stocks - 1.0%
Financials - 1.0%
Bank of America Corp., 7.25% [3]	7,808		10,712,576
Navient Corp., 6.00% [4]	41,250		848,100
Total Financials			11,560,676

	Shares	Value
Utilities - 0.0%#
Wisconsin Electric Power Co., 3.60%	3,946	$345,275
Total Preferred Stocks (Cost $8,303,211)		11,905,951
	Principal Amount
Short-Term Investments - 26.7%
Joint Repurchase Agreements - 1.4%[9]
Bank of America Securities, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $4,012,086 (collateralized by various U.S. Government Agency Obligations, 3.298% - 4.500%, 06/01/46 - 07/01/49, totaling $4,091,475)	$4,011,250	4,011,250
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $4,012,096 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $4,091,475)	4,011,250	4,011,250
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $4,012,086 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 -01/20/63, totaling $4,091,475)	4,011,250	4,011,250
Jefferies LLC, dated 06/28/19, due 07/01/19, 2.520% total to be received $4,012,092 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.650%, 07/05/19 - 08/16/23, totaling $4,091,494)	4,011,250	4,011,250
TD Securities (USA) LLC, dated 06/28/19, due 07/01/19, 2.490% total to be received $843,596 (collateralized by various U.S. Treasuries, 2.000% - 2.125%, 10/31/22 - 05/31/26, totaling $860,290)	843,421	843,421
Total Joint Repurchase Agreements		16,888,421
U.S. Government Obligations - 22.5%
U.S. Treasury Bills, 0.322%, 07/25/19[4,10]	25,000,000	24,959,467
U.S. Treasury Bills, 0.522%, 08/08/19[4,10]	5,000,000	4,987,175
U.S. Treasury Bills, 0.605%, 08/15/19[4,10]	100,000,000	99,695,587
U.S. Treasury Bills, 0.681%, 08/29/19[4,10]	53,000,000	52,817,591
U.S. Treasury Bills, 1.242%, 10/17/19[4,10]	5,000,000	4,969,287
U.S. Treasury Bills, 1.713%, 11/29/19[4,10]	80,000,000	79,307,078
U.S. Treasury Bill, 2.069%, 09/26/19[10]	10,000,000	9,950,000
Total U.S. Government Obligations		276,686,185
	Shares
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[11]	11,597,797	11,597,797

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[11]	11,597,797	$11,597,798
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[11]	11,949,247	11,949,247
Total Other Investment Companies		35,144,842
Total Short-Term Investments (Cost $328,604,654)		328,719,448

	Shares	Value
Total Investments - 101.5% (Cost $1,188,568,424)		$1,250,225,865
Other Assets, less Liabilities - (1.5)%		(18,005,757)
Net Assets - 100.0%		$1,232,220,108

†	Principal amount stated in U.S. dollars unless otherwise stated.
#	Less than 0.05%.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $162,472,024 or 13.2% of net assets.

[2]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2019.
[3]

Convertible Security. A corporate bond or preferred stock, usually a junior debenture, that can be converted, at the option of the holder, for a specific number of shares of the company’s preferred stock or common stock. The market value of convertible bonds and convertible preferred stocks at June 30, 2019, amounted to $28,981,488 or 2.4% of net assets.

[4]

Some of these securities, amounting to $300,127,728 or 24.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

[5]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[6]	Security’s value was determined by using significant unobservable inputs.
[7]

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

[8]	Zero Coupon Bond.
[9]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[10]	Represents yield to maturity at June 30, 2019.
[11]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

BKNT	Bank Note
EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GMTN	Global Medium-Term Notes
LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
GBP	British Pound
MXN	Mexico Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$769,978,648	—	$769,978,648
Asset-Backed Securities	—	13,957,082	$8,739,396	22,696,478
Mortgage-Backed Securities	—	1,605,659	—	1,605,659
Municipal Bonds	—	13,938,656	—	13,938,656
U.S. Government and Agency Obligations†	—	24,655,485	—	24,655,485
Foreign Government Obligations	—	56,005,214	—	56,005,214
Common Stocks††	$20,720,326	—	—	20,720,326
Preferred Stocks††	11,905,951	—	—	11,905,951
Short-Term Investments
Joint Repurchase Agreements	—	16,888,421	—	16,888,421
U.S. Government Obligations	—	276,686,185	—	276,686,185
Other Investment Companies	35,144,842	—	—	35,144,842

Total Investments in Securities	$67,771,119	$1,173,715,350	$8,739,396	$1,250,225,865

†

All corporate bonds and notes and U.S. government and agency obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes and U.S. government and agency obligations by major industry or agency classification, please refer to the Fund’s Schedule of Portfolio Investments.

††

All common stocks and preferred stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks and preferred stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

The following table below is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2019:

Asset-Backed Securities
Balance as of December 31, 2018	$11,579,866
Accrued discounts (premiums)	2,221
Realized gain (loss)	(59,453)
Change in unrealized appreciation/depreciation	68,013
Purchases	—
Sales	(12,697,353)
Paydowns	(492,663)
Transfers in to Level 3	10,338,765
Transfers out of Level 3	—
Balance as of June 30, 2019	$8,739,396
Net change in unrealized appreciation/depreciation on investments still held at June 30, 2019	$66,865

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy as of June 30, 2019. The table below is not intended to be all-inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value as of June 30, 2019	Valuation Technique(s)	Unobservable Inputs(s)	Range	Average
AMG Managers Loomis Sayles Bond Fund
Asset-Backed Securities	$8,739,396	Market Approach	Recent Trade Price, Indicative Bid	N/A	N/A

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund

Schedule of Portfolio Investments (continued)

Country	% of Long-Term Investments
Australia	0.0	#
Brazil	0.6
Canada	1.3
Cayman Islands	1.9
France	2.1
Ireland	0.9
Luxembourg	3.5
Malaysia	0.3
Mexico	4.8
Netherlands	3.2
Norway	0.2
South Korea	0.3
Spain	2.1
United Kingdom	3.5
United States	75.3

	100.0

#	Less than 0.05%.

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Category	% of Net Assets
Corporate Bonds and Notes	46.5
Foreign Government Obligations	34.1
U.S. Government and Agency Obligations	17.0
Short-Term Investments	3.2
Other Assets Less Liabilities	(0.8)

Rating	% of Market Value
U.S. Government and Agency Obligations	17.4
Aaa	6.7
Aa	10.4
A	27.9
Baa	32.7
Ba	3.8
B	1.1

TOP TEN HOLDINGS

Security Name	% of Net Assets
U.S. Treasury Notes, 1.875%, 03/31/22	5.8
French Republic Government Bond OAT, 4.250%, 10/25/23 (France)	5.3
U.S. Treasury Notes, 3.125%, 11/15/28	5.3
U.S. Treasury Notes, 2.875%, 10/15/21	4.5
Energy Transfer Partners, LP, 4.050%, 03/15/25	2.3
Indonesia Government International Bonds, 4.750%, 01/08/26 (Indonesia)	2.2
Enel Finance International NV, 4.625%, 09/14/25 (Netherlands)	2.2
Alfa, SAB de CV, 5.250%, 03/25/24 (Mexico)	2.2
Lloyds Banking Group PLC, 4.500%, 11/04/24 (United Kingdom)	2.2
Barclays PLC, 3.650%, 03/16/25 (United Kingdom)	2.1

Top Ten as a Group	34.1

Credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service, Inc. (“Moody’s”). These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Principal Amount†		Value
Corporate Bonds and Notes - 46.5%
Financials - 14.1%
American Homes 4 Rent LP 4.900%, 02/15/29	$25,000		$27,218
Bank of America Corp. Series MTN 4.200%, 08/26/24	130,000		138,190
Barclays PLC (United Kingdom) 3.650%, 03/16/25	200,000		201,008
Brookfield Finance, Inc. (Canada) 4.850%, 03/29/29	25,000		27,344
Citigroup, Inc. 4.400%, 06/10/25	75,000		80,043
Goodman Australia Industrial Fund Bond Issuer Pty, Ltd. (Australia) 3.400%, 09/30/26[1]	60,000		59,847
HSBC Holdings PLC (United Kingdom) Series EMTN 5.750%, 12/20/27	55,000	GBP	84,374
JPMorgan Chase & Co.
3.900%, 07/15/25	50,000		53,392
3.875%, 02/01/24	25,000		26,549
Series X, (3 month LIBOR + 3.330%), 6.100%, 04/01/68[2,3]	65,000		70,026
Lloyds Banking Group PLC (United Kingdom) 4.500%, 11/04/24	200,000		209,224
Mid-America Apartments, LP 4.200%, 06/15/28	95,000		102,016
Old Republic International Corp. 4.875%, 10/01/24	100,000		108,378
Santander Holdings USA, Inc. 2.650%, 04/17/20	110,000		109,970
Ventas Realty, LP 3.100%, 01/15/23	70,000		71,231
Total Financials			1,368,810
Industrials - 24.8%
Air Canada 2017-1 Class AA Pass Through Trust (Canada) 3.300%, 01/15/30[1]	48,720		49,096
Alfa, SAB de CV (Mexico) 5.250%, 03/25/24[1]	200,000		213,250
Anheuser-Busch InBev Worldwide, Inc. 4.750%, 01/23/29	45,000		51,084
BMW US Capital LLC 3.150%, 04/18/24[1]	25,000		25,662
Broadcom Inc. 4.250%, 04/15/26[1]	25,000		25,372
Burlington Northern Santa Fe LLC 4.050%, 06/15/48	65,000		72,111

	Principal Amount†	Value
Covanta Holding Corp. 5.875%, 07/01/25	$30,000	$31,200
CSX Corp. 3.800%, 03/01/28	70,000	75,255
CVS Health Corp.
4.300%, 03/25/28	25,000	26,362
4.100%, 03/25/25	50,000	52,735
Delta Air Lines 2015-1 Class B Pass Through Trust Series 15-1 4.250%, 07/30/23	53,687	56,875
Embraer Netherlands Finance BV (Netherlands) 5.050%, 06/15/25	70,000	75,513
Enbridge, Inc. (Canada) 2.900%, 07/15/22	25,000	25,368
Energy Transfer Partners, LP 4.050%, 03/15/25	210,000	218,599
General Motors Financial Co., Inc. 4.000%, 01/15/25	120,000	121,804
Glencore Finance Canada, Ltd. (Canada) 5.550%, 10/25/42[1,4]	115,000	118,866
Hyundai Capital America 2.750%, 09/27/26[1]	85,000	80,105
Intel Corp. 3.700%, 07/29/25	100,000	107,219
INVISTA Finance LLC 4.250%, 10/15/19[1]	130,000	130,742
Kinder Morgan Energy Partners, LP 4.250%, 09/01/24	110,000	117,085
KT Corp. (South Korea) 2.500%, 07/18/26[1]	200,000	193,783
Latam Airlines 2015-1 Pass Through Trust A (Chile) 4.200%, 11/15/27	44,644	45,077
Nissan Motor Acceptance Corp. 3.650%, 09/21/21[1]	60,000	61,427
Petrobras Global Finance BV (Netherlands) 5.999%, 01/27/28	15,000	15,945
Southern Copper Corp. (Peru) 3.875%, 04/23/25	130,000	135,031
Toyota Motor Credit Corp. MTN 2.650%, 04/12/22	35,000	35,549
Weibo Corp. (China) 3.500%, 07/05/24	200,000	200,830
Whiting Petroleum Corp. 6.625%, 01/15/26[5]	40,000	38,575
Total Industrials		2,400,520
Utilities - 7.6%
CenterPoint Energy, Inc. 3.850%, 02/01/24	30,000	31,432

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Principal Amount†		Value
Utilities - 7.6% (continued)
Duke Energy Corp. 3.150%, 08/15/27	$70,000		$71,005
Emgesa, S.A. ESP (Colombia) 8.750%, 01/25/21[1]	320,000,000	COP	103,805
Empresas Publicas de Medellin ESP (Colombia) 8.375%, 02/01/21[1]	390,000,000	COP	125,159
Enel Chile, S.A. (Chile) 4.875%, 06/12/28	20,000		21,850
Enel Finance International NV (Netherlands) 4.625%, 09/14/25[1]	200,000		214,694
Enel Finance International, N.V. (Netherlands) 1.375%, 06/01/26	100,000	EUR	120,603
Virginia Electric & Power Co. Series A 3.800%, 04/01/28	40,000		42,879
Total Utilities			731,427
Total Corporate Bonds and Notes (Cost $4,483,440)			4,500,757
U.S. Government and Agency Obligations - 17.0%
U.S. Treasury Obligations - 17.0%
U.S. Treasury Notes,
1.625%, 08/31/19	140,000		139,846
1.875%, 03/31/22	555,000		557,450
2.875%, 10/15/21	430,000		440,935
3.125%, 11/15/28[6]	465,000		510,028
Total U.S. Treasury Obligations			1,648,259
Foreign Government Obligations - 34.1%
Argentine Republic Government International Bond 7.125%, 06/28/17	95,000		71,013
Australia Government Bond Series 133 5.500%, 04/21/23	75,000	AUD	61,502
Bonos de la Tesoreria de la Republica en pesos
4.000%, 03/01/23[1]	20,000,000	CLP	30,820
4.500%, 03/01/26	45,000,000	CLP	71,842
Brazil Notas Do Tesouro Nacional 10.000%, 01/01/21	460,000	BRL	126,459
Bundesrepublik Deutschland Bundesanleihe 0.500%, 08/15/27	20,000	EUR	24,533
Colombian TES Series B 6.250%, 11/26/25	189,000,000	COP	60,961
Dominican Republic International, Bonds 8.625%, 04/20/27[1]	100,000		119,376
Export Development Canada 1.800%, 09/01/22	55,000	CAD	42,226
French Republic Government Bond OAT 1.750%, 11/25/24	20,000	EUR	25,497

	Principal Amount†		Value
French Republic Government Bond OAT 4.250%, 10/25/23	375,000	EUR	$517,083
Hellenic Republic Government Bond 3.750%, 01/30/28	45,000	EUR	56,752
Indonesia Government International Bonds 4.750%, 01/08/26[1]	$200,000		217,598
Indonesia Treasury Bonds Series FR53 8.250%, 07/15/21	395,000,000	IDR	28,577
Italy Buoni Poliennali Del Tesoro
2.000%, 02/01/28	115,000	EUR	132,974
5.000%, 03/01/22	90,000	EUR	114,030
Japan Government Thirty Year Bond Series 62 0.500%, 03/20/49	6,950,000	JPY	66,763
Korea Treasury Bond Series 2209 2.000%, 09/10/22	189,070,000	KRW	166,251
Mexican Bonos
Series M 5.750%, 03/05/26	3,630,000	MXN	171,946
Series M 6.500%, 06/10/21	850,000	MXN	43,443
Series M 8.000%, 12/07/23	1,600,000	MXN	85,137
New South Wales Treasury Corp., Bonds Series 22 6.000%, 03/01/22	150,000	AUD	118,692
Norway Government Bonds Series 474 3.750%, 05/25/21[1]	485,000	NOK	59,500
South Africa Government Bond Series R213 7.000%, 02/28/31	2,680,000	ZAR	163,078
Spain Government Bonds
1.600%, 04/30/25[1]	95,000	EUR	118,471
4.400%, 10/31/23[1]	105,000	EUR	143,356
Thailand Government Bonds 2.125%, 12/17/26	5,000,000	THB	164,351
United Kingdom Gilt
2.750%, 09/07/24	90,000	GBP	126,639
2.000%, 09/07/25	130,000	GBP	178,716
Total Foreign Government Obligations (Cost $3,322,342)			3,307,586
	Principal Amount
Short-Term Investments - 3.2%
Joint Repurchase Agreements - 0.4%[7]
RBC Dominion Securities, Inc., dated 06/28/19, due 07/01/19, 2.510% total to be received $40,463 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 7.000%, 07/18/19 - 09/09/49, totaling $41,264)	$40,455		40,455

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Other Investment Companies - 2.8%
Dreyfus Government Cash Management Fund,
Institutional Shares, 2.25%[8]	87,213	$87,213
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares, 2.35%[8]	87,213	87,213
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[8]	89,855	89,855
Total Other Investment Companies		264,281
Total Short-Term Investments (Cost $304,736)		304,736

	Shares	Value
Total Investments - 100.8% (Cost $9,714,151)		$9,761,338
Other Assets, less Liabilities - (0.8)%		(76,674)
Net Assets - 100.0%		$9,684,664

†	Principal amount stated in U.S. dollars unless otherwise stated.
[1]

Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2019, the value of these securities amounted to $2,090,929 or 21.6% of net assets.

[2]	Variable rate security. The rate shown is based on the latest available information as of June 30, 2019.
[3]	Perpetuity Bond. The date shown is the final call date.
[4]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[5]	Some of these securities, amounting to $38,189 or 0.4% of net assets, were out on loan to various borrowers and are collateralized by cash. See Note 4 of Notes to Financial Statements.
[6]	Some or all of this security is held as collateral for futures contracts. The market value of collateral at June 30, 2019, amounted to $510,028, or 5.3% of net assets.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[8]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

EMTN   European Medium Term Note

LIBOR	London Interbank Offered Rate
MTN	Medium-Term Note
CURRENCY ABBREVIATIONS:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
COP	Colombia Peso
EUR	Euro Dollar
GBP	British Pound
IDR	Indonesia Rupiah
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexico Peso
NOK	Norwegian Krone
THB	Thailand Baht
ZAR	South Africa Rand

Open Futures Contracts

Description	Currency	Number of Contracts	Position	Expiration Date	Current Notional Amount	Value and Unrealized Gain/(Loss)
10-Year U.S. Treasury Note	USD	4	Long	09/19/19	$511,875	$8,992

CURRENCY ABBREVIATIONS:
USD US Dollar

Open Forward Foreign Currency Contracts

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Receivable/ Payable Amount
Canadian Dollar	515,000	U.S. Dollar	383,101	09/18/19	UBS Securities LLC	$10,747
Chinese Offshore Yuan	410,000	U.S. Dollar	58,982	09/18/19	JPMorganChase	661
Euro	950,000	U.S. Dollar	1,076,645	09/18/19	Morgan Stanley	10,591
Japanese Yen	178,300,000	U.S. Dollar	1,660,280	09/18/19	Credit Suisse	3,422

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

Currency Purchased	Amount	Currency Sold	Amount	Expiration	Counterparty	Receivable/ Payable Amount
Sweden Krona	580,000	U.S. Dollar	61,821	09/18/19	UBS Securities LLC	$1,001
U.S. Dollar	153,996	Thailand Baht	4,825,000	09/18/19	UBS Securities LLC	(3,641)
U.S. Dollar	78,091	Australian Dollar	112,000	09/18/19	Credit Suisse	(731)
U.S. Dollar	85,487	Brazilian Real	345,000	09/04/19	Merrill Lynch	(3,779)
U.S. Dollar	156,180	Colombia Peso	510,710,000	09/18/19	Credit Suisse	(1,960)
U.S. Dollar	265,731	Mexico Peso	5,285,000	09/18/19	UBS Securities LLC	(5,875)
U.S. Dollar	154,766	South Africa Rand	2,305,000	09/18/19	Citibank	(7,214)
Total Forward Foreign Currency Contracts						$3,222

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Corporate Bonds and Notes†	—	$4,500,757	—	$4,500,757
U.S. Government and Agency Obligations	—	1,648,259	—	1,648,259
Foreign Government Obligations	—	3,307,586	—	3,307,586
Short-Term Investments
Joint Repurchase Agreements	—	40,455	—	40,455
Other Investment Companies	$264,281	—	—	264,281

Total Investments in Securities	$264,281	$9,497,057	—	$9,761,338

Financial Derivative Instruments—Assets
Foreign Currency Exchange Contracts	—	$26,422	—	$26,422
Interest Rate Futures Contracts	$8,992	—	—	8,992
Financial Derivative Instruments—Liabilities
Foreign Currency Exchange Contracts	—	(23,200)	—	(23,200)

Total Financial Derivative Instruments	$8,992	$3,222	—	$12,214

†

All corporate bonds and notes held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The following schedule shows the value of derivative instruments at June 30, 2019.

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Foreign currency exchange contracts	Unrealized appreciation on foreign currency contracts	$26,422	Unrealized depreciation on foreign currency contracts	$23,200
Interest rate contracts	Receivable for variation margin[1]	125	Payable for variation margin	—

	Totals	$26,547		$23,200

The accompanying notes are an integral part of these financial statements.

AMG Managers Global Income Opportunity Fund

Schedule of Portfolio Investments (continued)

For the six months ended June 30, 2019, the effect of derivative instruments on the Statement of Operations for the Fund and the amount of realized gain/loss and unrealized appreciation/depreciation on derivatives recognized in income was as follows:

	Realized Gain/Loss		Change in Unrealized Appreciation/Depreciation
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Realized Gain/Loss	Statement of Operations Location	Change in Unrealized Appreciation/ Depreciation
Foreign currency exchange contracts	Net realized loss on forward contracts	$(6,217)	Net change in unrealized appreciation/ depreciation on futures contracts	$(63,812)
Interest rate contracts	Net realized gain on futures contracts	9,355	Net change in unrealized appreciation/ depreciation on futures contracts	8,992

	Totals	$3,138		$(54,820)

[1]	Only current day’s variation margin is reported within the Statement of Assets and Liabilities. The variation margin is included in the open futures cumulative appreciation of $8,992.

Country	% of Long-Term Investments
Argentina	0.8
Australia	2.6
Brazil	1.3
Canada	2.8
Chile	1.8
China	2.1
Colombia	3.1
Dominican Republic	1.3
France	5.7
Germany	0.3
Greece	0.6
Indonesia	2.6
Italy	2.6
Japan	0.7
Mexico	5.4
Netherlands	4.5
Norway	0.6
Peru	1.4
South Africa	1.7
South Korea	3.8
Spain	2.8
Thailand	1.7
United Kingdom	8.5
United States	41.3

100.0

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Fund Snapshots (unaudited)

June 30, 2019

PORTFOLIO BREAKDOWN

Sector	% of Net Assets
Information Technology	27.3
Health Care	27.0
Consumer Discretionary	13.2
Industrials	12.7
Financials	6.4
Consumer Staples	4.6
Communication Services	2.3
Energy	1.8
Materials	1.4
Short-Term Investments	7.4
Other Assets Less Liabilities	(4.1)

TOP TEN HOLDINGS

Security Name	% of Net Assets
Repligen Corp.	2.1
Pegasystems, Inc.	1.7
WNS Holdings, Ltd., ADR (India)	1.7
PRA Health Sciences, Inc.	1.5
MAXIMUS, Inc.	1.5
Mimecast, Ltd.	1.5
Qualys, Inc.	1.4
Axon Enterprise, Inc.	1.3
Inter Parfums, Inc.	1.3
Evo Payments, Inc., Class A	1.2

Top Ten as a Group	15.2

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (unaudited)

June 30, 2019

	Shares	Value
Common Stocks - 96.7%
Communication Services - 2.3%
CarGurus, Inc.*,1	20,090	$725,450
Cogent Communications Holdings, Inc.	20,754	1,231,957
IMAX Corp. (Canada)*	2,119	42,804
Jumia Technologies AG, ADR (Germany)*	14,247	376,406
The New York Times Co., Class A1	2,402	78,353
Nexstar Media Group, Inc., Class A1	5,165	521,665
The RealReal, Inc.*	13,283	383,878
Shenandoah Telecommunications Co.	7,167	276,073
Sinclair Broadcast Group, Inc., Class A	10,795	578,936
World Wrestling Entertainment,
Inc., Class A1	6,405	462,505
Yelp, Inc.*,1	13,254	453,022
Total Communication Services		5,131,049
Consumer Discretionary - 13.2%
1-800-Flowers.com, Inc., Class A*	13,000	245,440
American Eagle Outfitters, Inc.	16,541	279,543
Asbury Automotive Group, Inc.*,1	1,916	161,595
BJ’s Restaurants, Inc.	5,345	234,859
Bluegreen Vacations Corp.[1]	14,582	170,464
Bright Horizons Family Solutions, Inc.*	6,431	970,245
Brinker International, Inc.[1]	13,800	543,030
Chegg, Inc.*,1	57,458	2,217,304
Churchill Downs, Inc.[1]	2,871	330,366
Cooper-Standard Holdings, Inc.*	2,714	124,355
Cracker Barrel Old Country Store, Inc.	1,000	170,730
Dave & Buster’s Entertainment, Inc.	5,100	206,397
Deckers Outdoor Corp.*	6,805	1,197,476
Dine Brands Global, Inc.	6,200	591,914
Eldorado Resorts, Inc.*,1	3,993	183,958
Etsy, Inc.*,1	27,887	1,711,425
Fox Factory Holding Corp.*,1	16,564	1,366,696
Grand Canyon Education, Inc.*	6,577	769,641
Installed Building Products, Inc.*	4,011	237,531
iRobot Corp.*,1	6,187	566,977
Libbey, Inc.*	7,654	14,236
Lithia Motors, Inc., Class A1	2,864	340,186
The Lovesac Co.*	8,228	255,644
Malibu Boats, Inc., Class A*	29,674	1,152,835
Ollie’s Bargain Outlet Holdings, Inc.*,1	1,721	149,916
Oxford Industries, Inc.[1]	14,359	1,088,412
PetMed Express, Inc.[1]	8,350	130,844

	Shares	Value
Planet Fitness, Inc., Class A*	29,495	$2,136,618
PlayAGS, Inc.*	691	13,440
RH*	483	55,835
Roku, Inc.*,1	8,486	768,662
Sally Beauty Holdings, Inc.*,1	16,400	218,776
SeaWorld Entertainment, Inc.*,1	23,439	726,609
Skyline Champion Corp.*	82,540	2,259,945
Sonos, Inc.*	1,308	14,833
Stamps.com, Inc.*,1	3,988	180,537
Steven Madden, Ltd.	38,820	1,317,939
Stitch Fix, Inc., Class A*,1	19,602	627,068
Strategic Education, Inc.	7,461	1,328,058
Tailored Brands, Inc.	47,396	273,475
TopBuild Corp.*	24,038	1,989,385
Weight Watchers International, Inc.*,1	23,763	453,873
YETI Holdings, Inc.*,1	65,038	1,882,850
Total Consumer Discretionary		29,659,922
Consumer Staples - 4.6%
BJ’s Wholesale Club Holdings, Inc.*,1	23,242	613,589
Calavo Growers, Inc.[1]	22,122	2,140,082
The Chefs’ Warehouse, Inc.*	8,424	295,430
Inter Parfums, Inc.	43,508	2,892,847
J&J Snack Foods Corp.	14,957	2,407,329
Medifast, Inc.	5,640	723,612
National Beverage Corp.[1]	7,875	351,461
Performance Food Group Co.*	10,692	428,001
Turning Point Brands, Inc.	1,748	85,617
USANA Health Sciences, Inc.*	5,581	443,299
Total Consumer Staples		10,381,267
Energy - 1.8%
Cactus, Inc., Class A*	18,401	609,441
Carrizo Oil & Gas, Inc.*,1	10,400	104,208
CONSOL Energy, Inc.*,1	14,458	384,727
CVR Energy, Inc.	9,900	494,901
Delek US Holdings, Inc.[1]	7,504	304,062
Denbury Resources, Inc.*	123,149	152,705
DMC Global, Inc.	754	47,766
Liberty Oilfield Services, Inc., Class A1	9,903	160,231
Mammoth Energy Services, Inc.	17,114	117,744
Select Energy Services, Inc., Class A*,1	142,220	1,651,174
Total Energy		4,026,959
Financials - 6.4%
Banc of California, Inc.[1]	55,818	779,777

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Financials - 6.4% (continued)
BrightSphere Investment Group PLC (United Kingdom)	33,400	$381,094
CenterState Bank Corp.	76,304	1,757,281
Central Pacific Financial Corp.	2,900	86,884
City Holding Co.	1,200	91,512
Cohen & Steers, Inc.[1]	2,400	123,456
eHealth, Inc.*	9,159	788,590
Essent Group, Ltd.*	10,582	497,248
Evercore, Inc., Class A	7,311	647,535
Goosehead Insurance, Inc., Class A	44,277	2,116,441
Green Dot Corp., Class A*	10,473	512,130
Heritage Insurance Holdings, Inc.	10,318	159,000
James River Group Holdings, Ltd. (Bermuda)	2,400	112,560
Kemper Corp.	6,514	562,093
Kinsale Capital Group, Inc.	3,883	355,217
LegacyTexas Financial Group, Inc.	11,189	455,504
LendingTree, Inc.*,1	5,097	2,140,893
Meta Financial Group, Inc.[1]	1,501	42,103
National General Holdings Corp.	41,857	960,200
NMI Holdings, Inc., Class A*	17,766	504,377
RLI Corp.[1]	194	16,628
United Community Banks, Inc./GA	16,500	471,240
Walker & Dunlop, Inc.	7,900	420,359
Webster Financial Corp.	5,815	277,782
Western Alliance Bancorp*	3,632	162,423
Total Financials		14,422,327
Health Care - 27.0%
ACADIA Pharmaceuticals, Inc.*,1	2,700	72,171
Acceleron Pharma, Inc.*,1	800	32,864
Adaptive Biotechnologies Corp.*	5,091	245,895
Addus HomeCare Corp.*	2,900	217,355
Adeptus Health, Inc.[2,3]	24,574	0
Agios Pharmaceuticals, Inc.*,1	3,755	187,299
Akorn, Inc.*	35,300	181,795
Allogene Therapeutics, Inc.*,1	8,222	220,761
Amarin Corp. PLC, ADR (Ireland)*,1	19,557	379,210
Amedisys, Inc.*	4,523	549,137
Amicus Therapeutics, Inc.*,1	4,700	58,656
AnaptysBio, Inc.*	600	33,852
ANI Pharmaceuticals, Inc.*,1	3,300	271,260
Arena Pharmaceuticals, Inc.*	5,794	339,702
Argenx SE, ADR (Netherlands)*	5,598	792,565

	Shares	Value
ArQule, Inc.*	5,532	$60,907
Array BioPharma, Inc.*	6,300	291,879
Arrowhead Pharmaceuticals, Inc.*,1	3,163	83,820
Assertio Therapeutics, Inc.*	176,320	608,304
Audentes Therapeutics, Inc.*	15,492	586,527
Biohaven Pharmaceutical Holding Co., Ltd.*	1,139	49,877
BioTelemetry, Inc.*,1	26,772	1,289,072
Blueprint Medicines Corp.*	17,694	1,669,075
Bridgebio Pharma, Inc.*	10,589	285,585
Cambrex Corp.*,1	28,210	1,320,510
Cardiovascular Systems, Inc.*	6,944	298,106
CareDx, Inc.*	28,275	1,017,617
Chemed Corp.	1,565	564,715
Clovis Oncology, Inc.*,1	1,200	17,844
Codexis, Inc.*,1	12,748	234,946
Coherus Biosciences, Inc.*,1	53,315	1,178,262
Collegium Pharmaceutical, Inc.*	11,956	157,221
Computer Programs & Systems, Inc.	14,500	402,955
Cymabay Therapeutics, Inc.*	3,315	23,735
Cytokinetics Inc.*,1	19,645	221,006
Denali Therapeutics, Inc.*,1	25,955	538,826
Diplomat Pharmacy, Inc.*,1	15,081	91,843
Eidos Therapeutics, Inc.*,1	2,744	85,284
Emergent BioSolutions, Inc.*	1,400	67,634
Enanta Pharmaceuticals, Inc.*,1	500	42,190
Encompass Health Corp.	6,900	437,184
The Ensign Group, Inc.	6,575	374,249
Epizyme, Inc.*	2,535	31,814
Esperion Therapeutics, Inc.*,1	1,164	54,149
Evolus, Inc.*,1	8,900	130,118
Fate Therapeutics, Inc.*,1	702	14,251
FibroGen, Inc.*,1	2,000	90,360
Fluidigm Corp.*	23,800	293,216
Glaukos Corp.*	17,798	1,341,969
Global Blood Therapeutics, Inc.*,1	4,282	225,233
Globus Medical, Inc., Class A*	5,459	230,916
Guardant Health, Inc.*	9,039	780,337
GW Pharmaceuticals PLC, ADR (United Kingdom)*,1	4,357	751,103
Halozyme Therapeutics, Inc.*	37,940	651,809
Heron Therapeutics, Inc.*,1	2,200	40,898
Heska Corp.*	10,590	901,950
HMS Holdings Corp.*	24,006	777,554

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Health Care - 27.0% (continued)
Horizon Therapeutics PLC*	16,721	$402,307
Immunomedics, Inc.*	3,700	51,319
Innoviva, Inc.*,1	8,364	121,780
Inogen, Inc.*	3,575	238,667
Insmed, Inc.*,1	7,386	189,082
Inspire Medical Systems, Inc.*	13,767	834,969
Insulet Corp.*,1	3,276	391,089
Integer Holdings Corp.*	23,748	1,992,932
Intercept Pharmaceuticals, Inc.*,1	600	47,742
Invitae Corp.*	15,914	373,979
Iovance Biotherapeutics, Inc.*,1	10,370	254,272
iRhythm Technologies, Inc.*,1	8,379	662,611
Ironwood Pharmaceuticals, Inc.*,1	4,000	43,760
Kura Oncology, Inc.*	2,174	42,806
Lantheus Holdings, Inc.*	2,633	74,514
LeMaitre Vascular, Inc.[1]	30,200	844,996
Ligand Pharmaceuticals, Inc.*,1	600	68,490
LivaNova PLC (United Kingdom)*	378	27,201
Masimo Corp.*	4,757	707,937
Medidata Solutions, Inc.*	14,045	1,271,213
Medpace Holdings, Inc.*,1	34,470	2,255,027
MeiraGTx Holdings plc*	1,738	46,717
Merit Medical Systems, Inc.*	1,259	74,986
Mirati Therapeutics, Inc.*,1	8,434	868,702
Molina Healthcare, Inc.*	5,848	837,083
Momenta Pharmaceuticals Inc.*	2,100	26,145
Myovant Sciences, Ltd. (United Kingdom)*	19,299	174,656
Myriad Genetics, Inc.*,1	18,388	510,819
Natera, Inc.*	610	16,824
Neogen Corp.*	24,400	1,515,484
NeoGenomics, Inc.*,1	80,573	1,767,772
Nevro Corp.*,1	4,821	312,545
Novocure, Ltd. (Jersey)*	1,251	79,101
NuVasive, Inc.*	4,905	287,139
Omnicell, Inc.*	2,059	177,136
Pacira BioSciences, Inc.*	23,777	1,034,062
PDL BioPharma, Inc.*	78,443	246,311
Penumbra, Inc.*,1	6,174	987,840
Portola Pharmaceuticals, Inc.*,1	1,900	51,547
PRA Health Sciences, Inc.*	34,630	3,433,565
PTC Therapeutics, Inc.*	1,400	63,000
R1 RCM, Inc.*	3,576	44,986

	Shares	Value
Reata Pharmaceuticals, Inc.*,1	1,142	$107,748
REGENXBIO, Inc.*,1	700	35,959
Repligen Corp.*,1	55,941	4,808,129
Sage Therapeutics, Inc.*,1	3,203	586,437
Sarepta Therapeutics, Inc.*,1	1,991	302,532
Spectrum Pharmaceuticals, Inc.*,1	3,100	26,691
Supernus Pharmaceuticals, Inc.*,1	30,229	1,000,278
Syneos Health, Inc.*,1	5,300	270,777
Tabula Rasa HealthCare, Inc.*,1	36,200	1,807,466
Tactile Systems Technology, Inc.*,1	26,470	1,506,672
Tandem Diabetes Care, Inc.*	21,799	1,406,472
Teladoc Health, Inc.*,1	4,654	309,072
Tenet Healthcare Corp.*,1	15,099	311,945
Tricida, Inc.*,1	1,493	58,914
Ultragenyx Pharmaceutical, Inc.*,1	6,838	434,213
uniQure, N.V. (Netherlands)*	10,971	857,384
US Physical Therapy, Inc.	589	72,194
Vanda Pharmaceuticals, Inc.*	19,392	273,233
Veracyte, Inc.*	1,510	43,050
Voyager Therapeutics, Inc.*,1	11,551	314,418
Wright Medical Group, N.V. (Netherlands)*	18,558	553,400
ZIOPHARM Oncology, Inc.*,1	11,956	69,703
Total Health Care		60,507,172
Industrials - 12.7%
Aerojet Rocketdyne Holdings, Inc.*	989	44,277
AeroVironment, Inc.*,1	1,262	71,644
Allegiant Travel Co.	683	98,010
ArcBest Corp.[1]	10,400	292,344
ASGN, Inc.*	4,641	281,245
Astronics Corp.*	1,823	73,321
Atkore International Group, Inc.*	21,900	566,553
Axon Enterprise, Inc.*	46,234	2,968,685
Barrett Business Services, Inc.	6,100	503,860
Beacon Roofing Supply, Inc.*	775	28,458
BMC Stock Holdings, Inc.*	18,800	398,560
The Brink’s Co.	1,172	95,143
Builders FirstSource, Inc.*	867	14,618
Chart Industries, Inc.*	9,610	738,817
Columbus McKinnon Corp.	1,074	45,076
Comfort Systems USA, Inc.	22,034	1,123,514
Continental Building Products, Inc.*	579	15,384
Covanta Holding Corp.	5,714	102,338
Cubic Corp.	3,391	218,652

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 12.7% (continued)
Curtiss-Wright Corp.	2,100	$266,973
Deluxe Corp.	18,013	732,408
DXP Enterprises, Inc. *	7,212	273,263
EMCOR Group, Inc.	9,721	856,420
Generac Holdings, Inc.*	19,017	1,319,970
Harsco Corp.*	16,898	463,681
Heidrick & Struggles International, Inc.	11,800	353,646
Hillenbrand, Inc.	3,694	146,172
Hub Group Inc., Class A*	2,900	121,742
Insperity, Inc.	20,165	2,462,953
John Bean Technologies Corp.	1,121	135,787
Kennametal, Inc.	3,681	136,160
Knoll, Inc.	18,221	418,718
Korn Ferry	25,154	1,007,921
Kratos Defense & Security Solutions, Inc.*	53,630	1,227,591
Marten Transport, Ltd.	45,740	830,181
MasTec, Inc.*,1	9,279	478,147
Mercury Systems, Inc.*	18,313	1,288,319
Meritor, Inc.*	6,031	146,252
MSA Safety, Inc.	268	28,244
NV5 Global, Inc.*,1	5,836	475,050
Quad/Graphics, Inc.[1]	14,318	113,255
RBC Bearings, Inc.*	3,516	586,504
Rush Enterprises, Inc., Class A	29,277	1,069,196
Saia, Inc.*	19,950	1,290,166
SiteOne Landscape Supply, Inc.*,1	30,947	2,144,627
Tetra Tech, Inc.	3,869	303,910
Trex Co., Inc.*,1	4,388	314,620
TriNet Group, Inc.*	1,936	131,261
UniFirst Corp.	1,600	301,712
Universal Forest Products, Inc.	410	15,605
Wabash National Corp.	27,500	447,425
WageWorks, Inc.*	2,271	115,344
Woodward, Inc.	7,480	846,437
Total Industrials		28,530,159
Information Technology - 27.3%
Acacia Communications, Inc.*	17,052	804,172
Alarm.com Holdings, Inc.*,1	4,602	246,207
Alteryx, Inc., Class A*,1	11,377	1,241,458
Anaplan, Inc.*	10,308	520,245
Appfolio, Inc., Class A*	12,600	1,288,602
Appian Corp.*,1	14,387	518,939

	Shares	Value
Avalara, Inc.*	9,941	$717,740
Blackline, Inc.*	1,053	56,346
Box, Inc., Class A*,1	94,144	1,657,876
Cabot Microelectronics Corp.	8,720	959,898
Cardtronics PLC, Class A (United Kingdom)*	21,643	591,287
CommVault Systems, Inc.*	1,033	51,257
Cornerstone OnDemand, Inc.*	9,304	538,981
Coupa Software, Inc.*,1	14,519	1,838,251
CSG Systems International, Inc.	3,550	173,346
Diodes, Inc.*	14,300	520,091
Elastic, N.V.*	4,955	369,940
Endava PLC, ADR (United Kingdom)*	7,693	309,566
Everbridge, Inc.*	17,170	1,535,341
Everi Holdings, Inc.*	35,844	427,619
EVERTEC, Inc. (Puerto Rico)	19,100	624,570
Evo Payments, Inc., Class A*	83,990	2,648,205
Five9, Inc.*,1	24,126	1,237,422
Globant SA (Argentina)*	7,239	731,501
HubSpot, Inc.*	8,296	1,414,634
Inphi Corp.*,1	18,141	908,864
Insight Enterprises, Inc.*	9,800	570,360
j2 Global, Inc.[1]	16,566	1,472,552
Lattice Semiconductor Corp.*	10,784	157,339
MAXIMUS, Inc.	45,797	3,322,114
Mesa Laboratories, Inc. [1]	9,369	2,289,221
Mimecast, Ltd.*	69,529	3,247,700
Monolithic Power Systems, Inc.	2,752	373,667
Napco Security Technologies, Inc.*,1	1,238	36,744
New Relic, Inc.*,1	4,137	357,892
NIC, Inc.	1,695	27,188
Novanta, Inc.*	3,423	322,789
Okta, Inc.*	5,815	718,211
OSI Systems, Inc.*,1	4,791	539,610
PagerDuty, Inc.*	3,323	156,347
Paycom Software, Inc.*	2,038	462,055
Paylocity Holding Corp.*	16,594	1,556,849
Pegasystems, Inc.	54,175	3,857,802
Perficient, Inc.*	8,201	281,458
Progress Software Corp.	15,688	684,311
PROS Holdings, Inc.*,1	8,429	533,219
Qualys, Inc.*,1	36,977	3,219,957
Rapid7, Inc.*,1	1,673	96,766
RingCentral, Inc., Class A*	4,193	481,860

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.3% (continued)
Science Applications International Corp.	6,343	$549,050
Semtech Corp.*	10,842	520,958
Silicon Laboratories, Inc.*	15,770	1,630,618
SPS Commerce, Inc.*	11,202	1,144,956
SVMK, Inc.*	20,843	344,118
The Trade Desk, Inc., Class A*,1	4,630	1,054,621
Twilio, Inc., Class A*,1	5,255	716,519
Upland Software, Inc.*,1	7,354	334,828
Verra Mobility Corp.*,1	45,095	590,294
Wix.com, Ltd. (Israel)*	5,038	715,900
WNS Holdings, Ltd., ADR (India)*	64,024	3,790,221
Workiva, Inc.*	30,068	1,746,650
Yext, Inc.*,1	13,280	266,795
Zscaler, Inc.*,1	15,973	1,224,171
Total Information Technology		61,328,068
Materials - 1.4%
Boise Cascade Co.	595	16,726
Compass Minerals International, Inc.	2,086	114,626
Greif, Inc., Class A	10,900	354,795
HB Fuller Co.	4,698	217,987
Livent Corp.*	9,174	63,484
Myers Industries, Inc.	1,530	29,483
Quaker Chemical Corp.[1]	8,073	1,637,850
Stepan Co.	800	73,528
Summit Materials, Inc., Class A*,1	1,981	38,134
Trinseo, S.A.	15,001	635,143
Total Materials		3,181,756
Total Common Stocks (Cost $193,268,347)		217,168,679
	Principal Amount
Short-Term Investments - 7.4%
Joint Repurchase Agreements - 3.6%[4]
Bank of America Securities, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $1,893,174 (collateralized by various U.S. Government Agency Obligations, 3.298% - 4.500%, 06/01/46 - 07/01/49, totaling $1,930,636)	$1,892,780	1,892,780

*	Non-income producing security.
[1]

Some of these securities, amounting to $66,000,009 or 29.4% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See Note 4 of Notes to Financial Statements.

	Principal Amount	Value
Cantor Fitzgerald Securities, Inc., dated 06/28/19, due 07/01/19, 2.530% total to be received $1,893,179 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 10.000%, 06/30/19 - 05/20/69, totaling $1,930,636)	$1,892,780	$1,892,780
Citigroup Global Markets, Inc., dated 06/28/19, due 07/01/19, 2.500% total to be received $1,893,174 (collateralized by various U.S. Government Agency Obligations and U.S. Treasuries, 0.000% - 9.500%, 07/02/19 - 01/20/63, totaling $1,930,636)	1,892,780	1,892,780
Jefferies LLC, dated 06/28/19, due 07/01/19, 2.520% total to be received $1,893,177 (collateralized by various U.S. Government Agency Obligations, 0.000% - 2.650%, 07/05/19 - 08/16/23, totaling $1,930,645)	1,892,780	1,892,780
TD Securities (USA) LLC, dated 06/28/19, due 07/01/19, 2.490% total to be received $398,031 (collateralized by various U.S. Treasuries, 2.000% - 2.125%, 10/31/22 - 05/31/26, totaling $405,907)	397,948	397,948
Total Joint Repurchase Agreements		7,969,068
	Shares
Other Investment Companies - 3.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 2.25%[5]	8,272,534	8,272,534
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 2.35%[5]	136,003	136,003
JPMorgan U.S. Government Money Market Fund, IM Shares, 2.32%[5]	140,125	140,125
Total Other Investment Companies		8,548,662
Total Short-Term Investments (Cost $16,517,730)		16,517,730
Total Investments - 104.1% (Cost $209,786,077)		233,686,409
Other Assets, less Liabilities - (4.1)%		(9,128,126)
Net Assets - 100.0%		$224,558,283

2 Escrow shares.

3 Security’s value was determined by using significant unobservable inputs.

The accompanying notes are an integral part of these financial statements.

AMG Managers Special Equity Fund

Schedule of Portfolio Investments (continued)

[4]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.
[5]	Yield shown represents the June 30, 2019, seven day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

ADR American Depositary Receipt

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Information Technology	$61,328,068	—	—	$61,328,068
Health Care	60,507,172	—	$0	60,507,172
Consumer Discretionary	29,659,922	—	—	29,659,922
Industrials	28,530,159	—	—	28,530,159
Financials	14,422,327	—	—	14,422,327
Consumer Staples	10,381,267	—	—	10,381,267
Communication Services	5,131,049	—	—	5,131,049
Energy	4,026,959	—	—	4,026,959
Materials	3,181,756	—	—	3,181,756
Short-Term Investments
Joint Repurchase Agreements	—	$7,969,068	—	7,969,068
Other Investment Companies	8,548,662	—	—	8,548,662

Total Investments in Securities	$225,717,341	$7,969,068	$0	$233,686,409

At June 30, 2019, the Level 3 common stock was received as a result of a corporate action. The security’s value was determined by using significant unobservable inputs.

For the six months ended June 30, 2019, there were no transfers in or out of Level 3.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

June 30, 2019

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Assets:
Investments at value[1] (including securities on loan valued at $300,127,728, $38,189, and $66,000,009, respectively)	$1,250,225,865	$9,761,338	$233,686,409
Cash	—	1,375	23,417
Foreign currency[2]	—	73,500	—
Receivable for investments sold	—	—	817,009
Dividend, interest and other receivables	9,977,278	118,139	87,585
Receivable for Fund shares sold	657,087	678	25,177
Receivable from affiliate	13,769	7,690	9,277
Unrealized appreciation on foreign currency contracts	—	26,422	—
Receivable for variation margin	—	125	—
Prepaid expenses and other assets	52,128	9,991	26,151
Total assets	1,260,926,127	9,999,258	234,675,025
Liabilities:
Payable upon return of securities loaned	16,888,421	40,455	7,969,068
Payable for investments purchased	9,950,677	200,000	1,761,064
Payable for Fund shares repurchased	957,219	4,691	89,004
Unrealized depreciation on foreign currency contracts	—	23,200	—
Due to custodian	34,293	—	—
Accrued expenses:
Investment advisory and management fees	261,805	4,352	162,033
Administrative fees	151,042	1,187	27,006
Shareholder service fees	168,801	—	37,008
Other	293,761	40,709	71,559
Total liabilities	28,706,019	314,594	10,116,742
Net Assets	$1,232,220,108	$9,684,664	$224,558,283
[1] Investments at cost	$1,188,568,424	$9,714,151	$209,786,077
[2] Foreign currency at cost	—	$73,676	—

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Net Assets Represent:
Paid-in capital	$1,159,477,237	$10,177,571	$154,582,081
Total distributable earnings (loss)	72,742,871	(492,907)	69,976,202
Net Assets	$1,232,220,108	$9,684,664	$224,558,283
Class N:
Net Assets	$724,388,291	$9,684,664	$184,973,772
Shares outstanding	26,980,031	453,227	1,300,326
Net asset value, offering and redemption price per share	$26.85	$21.37	$142.25
Class I:
Net Assets	$507,831,817	—	$39,584,511
Shares outstanding	18,911,453	—	269,439
Net asset value, offering and redemption price per share	$26.85	—	$146.91

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended June 30, 2019

	AMG Managers Loomis Sayles Bond Fund	AMG Managers Global Income Opportunity Fund	AMG Managers Special Equity Fund
Investment Income:
Dividend income	$1,317,330	$1,644	$463,926
Interest income	30,373,487	179,965	—
Securities lending income	173,867	300	113,962
Foreign withholding tax	—	(990)	—
Total investment income	31,864,684	180,919	577,888
Expenses:
Investment advisory and management fees	1,914,724	26,569	971,625
Administrative fees	1,104,649	7,246	161,937
Shareholder servicing fees - Class N	904,065	—	223,809
Shareholder servicing fees - Class I	189,441	—	—
Reports to shareholders	95,093	1,851	8,072
Custodian fees	81,820	18,340	36,505
Trustee fees and expenses	72,740	437	9,659
Professional fees	71,684	21,041	20,302
Transfer agent fees	39,204	612	13,008
Registration fees	35,684	12,310	24,368
Miscellaneous	24,736	521	5,452
Total expenses before offsets	4,533,840	88,927	1,474,737
Expense reimbursements	(52,744)	(45,933)	(50,709)
Expense reductions	—	—	(4,215)
Net expenses	4,481,096	42,994	1,419,813
Net investment income (loss)	27,383,588	137,925	(841,925)
Net Realized and Unrealized Gain:
Net realized gain (loss) on investments	26,636,839	(25,260)	12,174,991
Net realized loss on forward contracts	—	(6,217)	—
Net realized gain on futures contracts	—	9,355	—
Net realized loss on foreign currency transactions	(15,810,883)	(206,009)	—
Net change in unrealized appreciation/depreciation on investments	68,491,169	763,966	33,807,135
Net change in unrealized appreciation/depreciation on forward contracts	—	(63,812)	—
Net change in unrealized appreciation/depreciation on futures contracts	—	8,992	—
Net change in unrealized appreciation/depreciation on foreign currency translations	1,213	1,121	—
Net realized and unrealized gain	79,318,338	482,136	45,982,126
Net increase in net assets resulting from operations	$106,701,926	$620,061	$45,140,201

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets
For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018

	AMG Managers Loomis Sayles Bond Fund		AMG Managers Global Income Opportunity Fund		AMG Managers Special Equity Fund
	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018	June 30, 2019	December 31, 2018
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$27,383,588	$62,742,254	$137,925	$428,790	$(841,925)	$(1,475,110)
Net realized gain (loss) on investments	10,825,956	2,920,546	(228,131)	(367,723)	12,174,991	37,113,545
Net change in unrealized appreciation/depreciation on investments	68,492,382	(100,845,545)	710,267	(628,907)	33,807,135	(49,499,109)
Net increase (decrease) in net assets resulting from operations	106,701,926	(35,182,745)	620,061	(567,840)	45,140,201	(13,860,674)
Distributions to Shareholders:
Class N	(14,253,417)	(29,374,441)	—	(76,366)	—	—
Class I	(14,019,816)	(44,150,295)	—	—	—	—
Total distributions to shareholders	(28,273,233)	(73,524,736)	—	(76,366)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(656,496,956)	(79,839,855)	(1,300,879)	(3,064,783)	(22,579,059)	15,385,576
Total increase (decrease) in net assets	(578,068,263)	(188,547,336)	(680,818)	(3,708,989)	22,561,142	1,524,902
Net Assets:
Beginning of period	1,810,288,371	1,998,835,707	10,365,482	14,074,471	201,997,141	200,472,239
End of period	$1,232,220,108	$1,810,288,371	$9,684,664	$10,365,482	$224,558,283	$201,997,141

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Loomis Sayles Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019	For the fiscal years ended December 31,
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$25.49	$26.97	$26.24	$26.19	$27.88	$27.33
Income (loss) from Investment Operations:
Net investment income[3,4]	0.47	0.84	0.91	0.95	0.74	0.80
Net realized and unrealized gain (loss) on investments	1.41	(1.33)	0.85	0.40	(1.34)	0.78
Total income (loss) from investment operations	1.88	(0.49)	1.76	1.35	(0.60)	1.58
Less Distributions to Shareholders from:
Net investment income	(0.52)	(0.80)	(0.87)	(0.96)	(0.71)	(0.85)
Net realized gain on investments	—	(0.19)	(0.16)	(0.34)	(0.38)	(0.18)
Total distributions to shareholders	(0.52)	(0.99)	(1.03)	(1.30)	(1.09)	(1.03)
Net Asset Value, End of Period	$26.85	$25.49	$26.97	$26.24	$26.19	$27.88
Total Return[4]	7.44%[5,6]	(1.82)%[6]	6.77%[6]	5.19%	(2.19)%	5.81%[6]
Ratio of net expenses to average net assets	0.71%[7]	0.98%	0.99%	1.00%	0.99%	0.99%
Ratio of gross expenses to average net assets[8]	0.72%[7]	0.98%[9]	0.99%[9]	1.02%	1.02%	1.02%
Ratio of net investment income to average net assets[4]	3.61%[7]	3.19%	3.38%	3.52%	2.69%	2.85%
Portfolio turnover	1%[5]	9%	4%	27%	10%	26%
Net assets end of period (000’s) omitted	$724,388	$715,468	$971,359	$1,234,229	$1,575,246	$1,947,536

AMG Managers Loomis Sayles Bond Fund
Financial Highlights
For a share outstanding throughout each fiscal period

	For the six months ended June 30, 2019	For the fiscal years ended December 31,
Class I	(unaudited)	2018	2017	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$25.49	$26.97	$26.24	$26.19	$27.87	$27.33
Income (loss) from Investment Operations:
Net investment income[3,4]	0.49	0.86	0.94	0.97	0.77	0.83
Net realized and unrealized gain (loss) on investments	1.41	(1.32)	0.85	0.40	(1.33)	0.77
Total income (loss) from investment operations	1.90	(0.46)	1.79	1.37	(0.56)	1.60
Less Distributions to Shareholders from:
Net investment income	(0.54)	(0.83)	(0.90)	(0.98)	(0.74)	(0.88)
Net realized gain on investments	—	(0.19)	(0.16)	(0.34)	(0.38)	(0.18)
Total distributions to shareholders	(0.54)	(1.02)	(1.06)	(1.32)	(1.12)	(1.06)
Net Asset Value, End of Period	$26.85	$25.49	$26.97	$26.24	$26.19	$27.87
Total Return[4,6]	7.54%[5]	(1.72)%	6.87%	5.29%	(2.05)%	5.88%
Ratio of net expenses to average net assets	0.51%[7]	0.88%	0.89%	0.90%	0.89%	0.89%
Ratio of gross expenses to average net assets[8]	0.52%[7]	0.88%[9]	0.89%[9]	0.93%	0.92%	0.92%
Ratio of net investment income to average net assets[4]	3.82%[7]	3.29%	3.48%	3.61%	2.79%	2.93%
Portfolio turnover	1%[5]	9%	4%	27%	10%	26%
Net assets end of period (000’s) omitted	$507,832	$1,094,820	$1,027,477	$771,782	$897,526	$1,061,280

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Not annualized.
[6]	The total return is calculated using the published Net Asset Value as of period end.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[9]	Ratio includes recapture of reimbursed fees from prior years amounting to 0.04% and 0.07% for the fiscal year ended December 31, 2018 and December 31, 2017, respectively.

AMG Managers Global Income Opportunity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$20.04	$21.06	$19.05	$18.18	$19.68	$19.69
Income (loss) from Investment Operations:
Net investment income[3,4]	0.29	0.69	0.75	0.72	0.65	0.57
Net realized and unrealized gain (loss) on investments	1.04	(1.57)	1.26	0.15	(1.87)	(0.21)
Total income (loss) from investment operations	1.33	(0.88)	2.01	0.87	(1.22)	0.36
Less Distributions to Shareholders from:
Net investment income	—	(0.14)	—	—	(0.28)	(0.37)
Net Asset Value, End of Period	$21.37	$20.04	$21.06	$19.05	$18.18	$19.68
Total Return[4,5]	6.64%[6]	(4.18)%	10.55%	4.79%	(6.22)%	1.84%
Ratio of net expenses to average net assets	0.89%[7]	0.89%	0.89%	0.89%	0.89%	0.89%
Ratio of gross expenses to average net assets[8]	1.84%[7]	1.52%	1.39%	1.46%	1.29%	1.26%
Ratio of net investment income to average net assets[4]	2.86%[7]	3.34%	3.71%	3.75%	3.36%	2.78%
Portfolio turnover	31%[6]	60%	55%	34%	53%	56%
Net assets end of period (000’s) omitted	$9,685	$10,365	$14,074	$15,434	$32,141	$50,213

[1]	Effective February 27, 2017, Class S was renamed Class N.
[2]	Effective October 1, 2016, the shares were reclassified and redesignated as Class S shares.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income would have been lower had certain expenses not been offset.
[5]	The total return is calculated using the published Net Asset Value as of period end.
[6]	Not annualized.
[7]	Annualized.
[8]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

AMG Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class N	(unaudited)	2018	2017[1]	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$114.95	$119.45	$99.33	$87.84	$88.30	$87.24
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.54)	(0.91)	(0.79)[5]	(0.43)[6]	(0.47)[7]	(0.72)
Net realized and unrealized gain (loss) on investments	27.84	(3.59)	20.91	11.92	0.01	1.78
Total income (loss) from investment operations	27.30	(4.50)	20.12	11.49	(0.46)	1.06
Net Asset Value, End of Period	$142.25	$114.95	$119.45	$99.33	$87.84	$88.30
Total Return[4]	23.74%[8,9]	(3.76)%[9]	20.25%[9]	13.08%	(0.52)%	1.22%[9]
Ratio of net expenses to average net assets[10]	1.36%[11]	1.36%	1.36%	1.36%	1.35%	1.35%
Ratio of gross expenses to average net assets[12]	1.41%[11]	1.38%	1.41%	1.50%	1.51%	1.51%
Ratio of net investment loss to average net assets[4]	(0.82)%[11]	(0.69)%	(0.73)%	(0.49)%	(0.51)%	(0.83)%
Portfolio turnover	45%[8]	113%	81%	120%	116%	121%
Net assets end of period (000’s) omitted	$184,974	$170,744	$173,607	$180,008	$181,862	$205,362

AMG Managers Special Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six
	months ended	For the fiscal years ended December 31,
	June 30, 2019
Class I	(unaudited)	2018	2017	2016[2]	2015	2014
Net Asset Value, Beginning of Period	$118.57	$122.90	$101.95	$89.92	$90.18	$88.87
Income (loss) from Investment Operations:
Net investment loss[3,4]	(0.39)	(0.60)	(0.54)[5]	(0.22)[6]	(0.26)[7]	(0.51)
Net realized and unrealized gain (loss) on investments	28.73	(3.73)	21.49	12.25	0.00 [13]	1.82
Total income (loss) from investment operations	28.34	(4.33)	20.95	12.03	(0.26)	1.31
Net Asset Value, End of Period	$146.91	$118.57	$122.90	$101.95	$89.92	$90.18
Total Return[4]	23.90%[8,9]	(3.52)%[9]	20.55%[9]	13.38%	(0.29)%	1.47%[9]
Ratio of net expenses to average net assets[10]	1.11%[11]	1.11%	1.11%	1.11%	1.10%	1.10%
Ratio of gross expenses to average net assets[12]	1.16%[11]	1.13%	1.16%	1.25%	1.26%	1.26%
Ratio of net investment loss to average net assets[4]	(0.57)%[11]	(0.44)%	(0.48)%	(0.24)%	(0.27)%	(0.58)%
Portfolio turnover	45%[8]	113%	81%	120%	116%	121%
Net assets end of period (000’s) omitted	$39,585	$31,253	$26,865	$19,647	$18,536	$18,917

[1]	Effective February 27, 2017, Class S shares were renamed Class N shares.
[2]	Effective October 1, 2016, the Service Class and Institutional Class were renamed Class S and Class I, respectively.
[3]	Per share numbers have been calculated using average shares.
[4]	Total returns and net investment income (loss) would have been lower had certain expenses not been offset.
[5]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.84) and $(0.59) for Class N and Class I respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.49) and $(0.28) for Class N and Class I respectively.
[7]	Includes non-recurring dividends. Without these dividends, net investment loss per share would have been $(0.69) and $(0.48) for Class N and Class I, respectively.
[8]	Not annualized.
[9]	The total return is calculated using the published Net Asset Value as of period end.
[10]	Includes reduction from broker recapture amounting to less than 0.01% for the six months ended June 30, 2019, and years ended 2018, 2017, 2016, 2015 and 2014, respectively.
[11]	Annualized.
[12]

Excludes the impact of expense reimbursement or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes, and extraordinary expenses. (See Note 1(c) and 2 in the Notes to Financial Statements.)

[13]	Less than 0.005%.

Notes to Financial Statements (unaudited)
June 30, 2019

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Managers Loomis Sayles Bond Fund (“Bond”), AMG Managers Global Income Opportunity Fund (“Global Income Opportunity”) and AMG Managers Special Equity Fund (“Special Equity”), each a “Fund” and collectively, the “Funds”.

Each Fund offers different classes of shares. Both Bond and Special Equity offer Class N and Class I shares. Global Income Opportunity offers Class N shares. Each class represents an interest in the same assets of the respective Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may have different net asset values per share to the extent the share classes pay different distribution amounts and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity exceeding 60 days are valued at the evaluated mean price provided by an authorized pricing service or, if an evaluated price is not available, by reference to other securities which are considered comparable in credit rating, interest rate, due date and other features (generally referred to as “matrix pricing”) or other similar pricing methodologies. Investments in certain mortgage-backed and stripped mortgage-backed securities, preferred stocks, convertible securities, derivatives and other debt securities not traded on an organized securities market are valued on the basis of valuations provided by dealers or by a pricing service which uses information with respect to transactions in such securities and various relationships between such securities and yield to maturity in determining value.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day net asset value per share.

Futures contracts for which market quotations are readily available are valued at the settlement price as of the close of the futures exchange.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Funds, including a comparison with the prior quarter end and the percentage of the Funds that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in the Funds that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market

Notes to Financial Statements (continued)

participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, swaps, foreign securities utilizing international fair value pricing, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, and if after the fact, as soon as the Funds become aware of the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the funds in the Trusts and other trusts or funds within the AMG Funds family of mutual funds (collectively the “AMG Funds Family”) based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Special Equity had certain portfolio trades directed to various brokers under a brokerage recapture program. Credits received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Funds’ overall expense ratio. For the six months ended June 30, 2019, the impact on the expenses and expense ratios was $4,215 or less than 0.01% of average net assets, respectively.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to currency gains/losses, capital loss carryforwards expired and current year write-off of a net operating loss. Temporary differences are due to straddles, IRS Section 1256 market to market of foreign currency contracts and wash sales.

At June 30, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax purposes were as follows:

Fund	Cost	Appreciation	Depreciation	Net
Bond	$1,188,568,424	$92,094,477	$(30,437,036)	$61,657,441
Global Income Opportunity	9,714,151	389,537	(339,136)	50,401
Special Equity	209,786,077	35,517,626	(11,617,294)	23,900,332

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of December 31, 2018, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, Management is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of December 31, 2018, the following Fund had capital loss carryovers for federal income tax purposes as shown in the following chart. These amounts may be used

Notes to Financial Statements (continued)

to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

Capital Loss Carryover Amounts
Fund	Short-Term	Long-Term
Global Income Opportunity	$358,632	—

As of December 31, 2018, the Bond and Special Equity Funds had no capital loss carryovers for federal income tax purposes. Should the Bond or Special Equity Funds incur net capital losses for the fiscal year ended December 31, 2019, such amounts may be used to offset future realized capital gains indefinitely, and retain their character as short-term and/or long-term.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. Prior to March 1, 2019, Global Income Opportunity deducted a 2.00% redemption fee from the proceeds of any redemption of shares (including a redemption by exchange) if the redemption occurred within 60 days of the purchase of those shares. As of February 28, 2019, Global Income Opportunity had no redemption fees. For the fiscal year ended December 31, 2018, Global Income Opportunity had redemption fees amounting to $1,349. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

For the six months ended June 30, 2019 (unaudited) and the fiscal year ended December 31, 2018, the capital stock transactions by class for the Funds were as follows:

		Bond				Special Equity
	June 30, 2019		December 31, 2018		June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	1,953,940	$51,119,662	4,780,688	$126,127,019	34,870	$4,624,987	329,518	$46,939,577
Reinvestment of distributions	522,855	13,730,648	1,081,213	28,139,782	—	—	—	—
Cost of shares repurchased	(3,564,971)	(93,347,819)	(13,810,521)	(364,150,946)	(219,879)	(27,993,507)	(297,568)	(38,178,984)

Net increase (decrease)	(1,088,176)	$(28,497,509)	(7,948,620)	$(209,884,145)	(185,009)	$(23,368,520)	31,950	$8,760,593

Class I:
Proceeds from sale of shares	3,258,418	$85,049,093	14,478,048	$382,352,852	34,644	$4,770,268	88,902	$12,497,553
Reinvestment of distributions	517,227	13,529,320	1,652,948	42,974,754	—	—	—	—
Cost of shares repurchased	(27,816,986)	(726,577,860)	(11,278,671)	(295,283,316)	(28,777)	(3,980,807)	(43,918)	(5,872,570)

Net increase (decrease)	(24,041,341)	$(627,999,447)	4,852,325	$130,044,290	5,867	$789,461	44,984	$6,624,983

	Global Income Opportunity
	June 30, 2019		December 31, 2018
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	22,244	$457,422	124,370	$2,598,624
Reinvestment of distributions	—	—	3,383	67,386
Cost of shares repurchased	(86,224)	(1,758,301)	(278,715)	(5,730,793)

Net decrease	(63,980)	$(1,300,879)	(150,962)	$(3,064,783)

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into third-party repurchase agreements for temporary cash management purposes and third-party or bilateral joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”) (collectively, “Repurchase Agreements”). The value of the underlying collateral, including accrued interest, must equal or exceed the value of the Repurchase Agreements during the term of the agreement. For joint repurchase agreements, the Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for all Repurchase Agreements is held in safekeeping by the Funds’ custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM on joint repurchase agreements.

Notes to Financial Statements (continued)

At June 30, 2019, the market value of Repurchase Agreements outstanding for Bond, Global Income Opportunity and Special Equity was $16,888,421, $40,455 and $7,969,068, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisers for the Funds (subject to Board approval) and monitors each subadviser’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager. Bond and Global Income Opportunity are managed by Loomis, Sayles & Company, L.P. and Special Equity is managed by Ranger Investment Management, L.P., Lord, Abbett & Co. LLC, Smith Asset Management Group, L.P. and Federated MDTA LLC.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended June 30, 2019, the Fund’s investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Bond[1]	0.26%
Global Income Opportunity	0.55%
Special Equity	0.90%

[1]	Prior to January 1, 2019, the annual rate for Bond’s investment management fee was 0.625% of the Fund’s average daily net assets.

The Investment Manager has contractually agreed, through at least May 1, 2020, to waive management fees and/or pay or reimburse fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts, and in connection with securities sold short), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, dividends payable with respect to securities sold short, acquired fund fees and expenses and extraordinary expenses) of Bond, Global Income Opportunity and Special Equity to the annual rate of 0.46%, 0.89% and 1.11%, respectively, of each Fund’s average daily net assets (this annual rate or such other annual rate that may be in effect from time to time, the “Expense Cap”), subject to later reimbursement by the Funds in certain circumstances. Prior to January 1, 2019, Bond expense limitation was 0.89%.

The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of a Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of a Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of a Fund.

In general, for a period of up to 36 months, the Investment Manager may recover from each Fund fees waived and expenses paid pursuant to this contractual agreement, provided that such repayment would not cause a Fund’s total annual operating expenses after fee waiver and expense reimbursements (exclusive of the items noted in the parenthetical above) to exceed the contractual expense limitation amount.

At June 30, 2019, the Funds’ expiration of reimbursements subject to recoupment is as follows:

Expiration Period	Bond	Global Income Opportunity	Special Equity
Less than 1 year	—	$84,212	$152,907
1-2 years	—	65,880	77,374
2-3 years	$52,744	90,878	74,940

Total	$52,744	$240,970	$305,221

The Trust, on behalf of the Funds, has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Funds’ operations, including administration and shareholder services to each Fund. Each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service.

The Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

For Class N shares of Bond and Special Equity and for Class I shares of Bond, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust

Notes to Financial Statements (continued)

companies who provide shareholder recordkeeping, account servicing and other services. Class N shares of Bond and Special Equity and Class I shares of Bond may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended June 30, 2019, were as follows:

Fund	Maximum Annual Amount Approved	Actual Amount Incurred
Bond
Class N*	0.25%	0.25%
Class I	0.05%	0.05%
Special Equity
Class N	0.25%	0.25%

*	Prior to January 1, 2019, the maximum annual amount approved was 0.15%.

The Board provides supervision of the affairs of the Trust and other trusts within the AMG Funds family. The Trustees of the Trust who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission (the “SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Administrator manages the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended June 30, 2019, Special Equity borrowed a maximum of $3,644,504, for seven days paying interest of $1,880. The interest expense amount is included in the Statement of Operations as miscellaneous expense. Bond and Global Income Opportunity neither borrowed from nor lent to other funds in the AMG Funds family. At June 30, 2019, the Funds had no interfund loans outstanding.

For the six months ended June 30, 2019, Special Equity executed security transactions with other funds affiliated with Lord, Abbett & Co., LLC. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended June 30, 2019, are reflected in the following chart:

	Number of Transactions	Total Quantity	Cost/Proceeds
Purchases	2	1,868	$81,331
Sales[1]	2	9,026	304,172

[1]	Realized gain was $160,940.

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government Obligations) for the six months ended June 30, 2019, were as follows:

	Long Term Securities
Fund	Purchases	Sales
Bond	$5,742,562	$458,764,443
Global Income Opportunity	1,103,434	3,813,986
Special Equity	94,766,224	122,545,696

Purchases and sales of U.S. Government Obligations for the six months ended June 30, 2019 were as follows:

	U.S. Government Obligations
Fund	Purchases	Sales
Bond	—	$10,682,794
Global Income Opportunity	$1,781,624	958,671
Special Equity	—	—

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified borrowers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash or U.S. Government and Agency Obligations. Collateral is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in separate omnibus accounts managed by BNYM, who is authorized to exclusively enter into joint repurchase agreements for that cash collateral. Securities collateral is held in separate omnibus accounts managed by BNYM that cannot be sold or pledged. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

The value of securities loaned on positions held, cash and securities collateral received at June 30, 2019, were as follows:

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Bond	$300,127,728	$16,888,421	$290,146,229	$307,034,650
Global Income Opportunity	38,189	40,455	—	40,455

Notes to Financial Statements (continued)

Fund	Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
Special Equity	66,000,009	$7,969,068	$58,461,764	$66,430,832

Additionally, Special Equity sold a security for $24,377, which was still out on loan as of June 30, 2019. The proceeds are reflected in the Statement of Assets & Liabilities under Receivable for investments sold.

The following table summarizes the securities received as collateral for securities lending at June 30, 2019:

Fund	Collateral Type	Coupon Range	Maturity Date Range
Bond	U.S. Government Agency Obligations	0.000%-6.750%	07/11/19-07/01/49
	U.S. Treasury Obligations	1.000%-8.750%	07/31/19-02/15/44
Special Equity	U.S. Treasury Obligations	0.000%-8.750%	07/05/19-02/15/49

5. FOREIGN SECURITIES

Bond and Global Income Opportunity invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. Realized gains in certain countries may be subject to foreign taxes at the Fund level and the Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6. COMMITMENTS AND CONTINGENCIES

Under the Trusts’ organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

7. RISKS ASSOCIATED WITH HIGH YIELD SECURITIES

Investing in high yield securities involves greater risks and considerations not typically associated with U.S. Government and other high quality/investment grade securities. High yield securities are generally below investment grade securities and do not have an established retail secondary market. Economic downturns may disrupt the high yield market and impair the issuer’s ability to repay principal and interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations and could cause the securities to become less liquid.

8. FORWARD COMMITMENTS

Certain transactions, such as futures and forward transactions, dollar roll agreements, or purchases of when-issued or delayed delivery securities may have a similar effect on a Fund’s net asset value as if a Fund had created a degree of leverage in its portfolio. However, if a Fund enters into such a transaction, a Fund will establish a segregated account with its custodian in which it will maintain cash, U.S. government securities or other liquid securities equal in value to its obligations in respect to such transaction. Securities and other assets held in the segregated account may not be sold while the transaction is outstanding, unless other suitable assets are substituted.

9. DERIVATIVE INSTRUMENTS

The following disclosures contain information on how and why certain Funds use derivative instruments, the credit risk and how derivative instruments affect the Funds’ financial position, and results of operations. The location and fair value amounts of these instruments on the Statement of Assets and Liabilities, and the realized gains and losses and changes in unrealized gains and losses on the Statement of Operations, each categorized by type of derivative contract, are included in a table at the end of the applicable Fund’s Schedule of Portfolio Investments. For the six months ended June 30, 2019, the average quarterly balances of derivative financial instruments outstanding were as follows:

Global Income Opportunity
Foreign Currency Exchange Contracts:
Average U.S. Dollar amount purchased/sold	$4,642,547
Financial Futures Contracts
Average number of contracts purchased	1
Average notional value of contracts purchased	$170,625

10. FORWARD FOREIGN CURRENCY CONTRACTS

During the six months ended June 30, 2019, Global Income Opportunity invested in forward foreign currency contracts to facilitate transactions in foreign securities and to hedge against foreign currency exchange rate risk on its non- U.S. dollar denominated investment securities.

A forward foreign currency contract is an agreement between a fund and another party to buy or sell a currency at a set price at a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily, and the change in market value is recorded as an unrealized gain or loss. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

11. FUTURES CONTRACTS

Global Income Opportunities purchased futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital shares transactions. There are certain risks associated with futures contracts. Prices may not move as expected or the Fund may not be able to close out the contract when it desires to do so, resulting in losses.

On entering into a futures contract, either cash or securities in an amount equal to a certain percentage of the contract value (initial margin) must be deposited with the futures broker. Subsequent variation margin payments are made or received by the Fund depending on the fluctuations in the value of the futures contracts and the value of cash or securities on deposit with the futures broker. The Fund must have total value at the futures broker consisting of either net unrealized

Notes to Financial Statements (continued)

gains, cash or securities collateral to meet the initial margin requirement, and any value over the initial margin requirement may be transferred to the Funds.

Variation margin on future contracts is recorded as unrealized appreciation or depreciation until the futures contract is closed or expired. The Funds recognize a realized gain or loss when the contract is closed or expires equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

12. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program, Repurchase Agreements and derivative instruments, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following table is a summary of the Funds’ open Repurchase Agreements and derivatives that are subject to a master netting agreement as of June 30, 2019:

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Bond
Bank of America Securities, Inc.	$4,011,250	—	$4,011,250	$4,011,250	—
Cantor Fitzgerald Securities, Inc.	4,011,250	—	4,011,250	4,011,250	—
Citigroup Global Markets, Inc.	4,011,250	—	4,011,250	4,011,250	—
Jefferies LLC	4,011,250	—	4,011,250	4,011,250	—
TD Securities (USA) LLC	843,421	—	843,421	843,421	—

Total	$16,888,421	—	$16,888,421	$16,888,421	—

Global Income Opportunity
RBC Dominion Securities, Inc.	$40,455	—	$40,455	$40,455	—
Credit Suisse	3,422	$(3,422)	—	—	—
JPMorganChase	661	—	661	—	$661
Morgan Stanley	10,591	—	10,591	—	10,591
UBS Securities LLC	11,748	(9,516)	2,232	—	2,232

Total	$66,877	$(12,938)	$53,939	$40,455	$13,484

Special Equity
Bank of America Securities, Inc.	$1,892,780	—	$1,892,780	$1,892,780	—
Cantor Fitzgerald Securities, Inc.	1,892,780	—	1,892,780	1,892,780	—
Citigroup Global Markets, Inc.	1,892,780	—	1,892,780	1,892,780	—
Jefferies LLC	1,892,780	—	1,892,780	1,892,780	—
TD Securities (USA) LLC	397,948	—	397,948	397,948	—

Total	$7,969,068	—	$7,969,068	$7,969,068	—

Notes to Financial Statements (continued)

		Gross Amount Not Offset in the Statement of Assets and Liabilities
Fund	Gross Amounts of Assets Presented in the Statement of Assets and Liabilities	Offset Amount	Net Asset Balance	Collateral Received	Net Amount
Global Income Opportunity Fund
Credit Suisse	$(9,905)	$3,422	$(6,483)	—	$(6,483)
Merrill Lynch	(3,779)	—	(3,779)	—	(3,779)
UBS Securities LLC	(9,516)	9,516	—	—	—

Total	$(23,200)	$12,938	$(10,262)	—	$(10,262)

13. SUBSEQUENT EVENTS

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require an additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements

At an in-person meeting held on June 27, 2019, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of AMG Funds III (the “Trust”) (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended pursuant to letter agreements at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Special Equity Fund, AMG Managers Global Income Opportunity Fund and AMG Managers Loomis Sayles Bond Fund (each, a “Fund,” and collectively, the “Funds”) and separately each of Amendment No. 1 thereto dated July 1, 2015, and Amendment No. 2 thereto dated October 1, 2016 (collectively, the “Investment Management Agreement”) and (ii) the Subadvisory Agreement, as amended at any time prior to the date of the meeting, with the applicable Subadviser for each Fund (collectively, the “Subadvisory Agreements”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and each Subadviser, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds for each Fund (each, a “Peer Group”), performance information for the relevant benchmark index for each Fund (each, a “Fund Benchmark”) and, with respect to each applicable Subadviser, comparative performance information for an appropriate peer group of managed accounts, and other information provided to them on a periodic basis throughout the year, as well as information provided in connection with their meeting held on June 27, 2019, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisers under their respective agreements and other relevant matters. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the

Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, information about its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’ knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties under the Investment Management Agreement and Administration Agreement. In the course of their deliberations regarding the Investment Manager, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisers; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising each Subadviser, the Investment Manager: performs periodic detailed analyses and reviews of the performance by each Subadviser of its obligations to a Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of each Subadviser’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of each Subadviser and other information regarding each Subadviser, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of each Subadviser responsible for performing the Subadviser’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of each Subadviser and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of each Subadviser; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of any Subadviser or the replacement of any Subadviser, including at the request of the Board; identifies potential successors to, or replacements of, any Subadviser or potential additional subadvisers, including performing appropriate due diligence, and developing and presenting to the Board a recommendation as to any such successor, replacement, or additional subadviser, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

The Trustees also reviewed information relating to each Subadviser’s operations and personnel and the investment philosophy, strategies and techniques (for each Subadviser, its “Investment Strategy”) used in managing a Fund or the portion of a Fund for which the Subadviser has portfolio management responsibility. Among other things, the Trustees reviewed information on portfolio management and other professional staff, information regarding each Subadviser’s organizational and management structure and each Subadviser’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at each Subadviser with portfolio management responsibility for a Fund or the portion of a Fund managed by the Subadviser, including the information set forth in the Fund’s prospectus and statement of additional information. With respect to AMG Managers Special Equity Fund, which is managed by multiple Subadvisers, the Trustees also noted the manner in which each Subadviser’s Investment Strategy complements those utilized by the Fund’s other Subadvisers. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by each Subadviser in the past; (b) the qualifications and experience of the Subadviser’s personnel; and (c) the Subadviser’s compliance program. The Trustees also took into

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

account the financial condition of each Subadviser with respect to its ability to provide the services required under its Subadvisory Agreement. The Trustees also considered each Subadviser’s risk management processes.

PERFORMANCE.

The Board considered each Fund’s net performance during relevant time periods as compared to each Fund’s Peer Group and Fund Benchmark and considered each applicable Subadviser’s performance as compared to an appropriate peer group of managed accounts and also considered the gross performance of the Fund or the portion of the Fund managed by each Subadviser as compared to the Subadviser’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about both the Fund’s performance results and portfolio composition, as well as the Subadviser’s Investment Strategy, including, with respect to AMG Managers Special Equity Fund, the portion of the Fund managed by each Subadviser. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Subadviser. The Board also noted each Subadviser’s performance record with respect to AMG Managers Special Equity Fund. The Board was mindful of the Investment Manager’s attention to monitoring each Subadviser’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadviser(s) and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds; the cost of providing such services; the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks; and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also considered the changes in management and shareholder servicing fee rates that were implemented during the past year for AMG Managers Loomis Sayles Bond Fund. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the advisory fee structure and the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising each Subadviser. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

In considering the reasonableness of the subadvisory fee payable by the Investment Manager to each Subadviser, the Trustees relied on the ability of the Investment Manager to negotiate the terms of the Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Investment Manager is not affiliated with any of the Subadvisers. In addition, the Trustees considered other potential benefits of the subadvisory relationship to a Subadviser, including, among others, the indirect benefits that the Subadviser may receive from the Subadviser’s relationship with a Fund, including any so-called “fallout benefits” to the Subadviser, such as reputational value derived from the Subadviser serving as Subadviser to a Fund. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by each Subadviser and the profitability to each Subadviser of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund or the portion of a Fund managed by the Subadvisers to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and each Subadviser.

AMG Managers Special Equity Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell 2000® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including the fact that the Fund outperformed the Fund Benchmark and its Peer Group for all relevant time periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both higher than the average for the Fund’s Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.11%. The Trustees took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisers, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisers, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Global Income Opportunity Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (the Fund’s sole share class) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below, above, above and above, respectively, the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays Global Aggregate Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent underperformance relative to the Peer Group and Fund Benchmark. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (net of applicable expense waivers/reimbursements) as of March 31, 2019 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through May 1, 2020, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.89%. The Board took into account management’s discussion of the Fund’s expenses and the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Loomis Sayles Bond Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance, the Trustees noted that the Fund’s performance for Class N shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2019 was below, above, above and above, respectively, the median performance of the Peer Group and below, above, above and above, respectively, the performance of the Fund Benchmark, the Bloomberg Barclays U.S. Government/Credit Bond Index. The Trustees took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s more recent underperformance relative to the Peer Group and Fund Benchmark. The Trustees also took into account the fact that Class N shares of the Fund ranked in the top decile relative to its Peer Group for the 3-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s management fees (which include both the advisory and administration fees) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2019 were lower and higher, respectively, than the average for the Peer Group. The Trustees took into account the fact that, effective January 1, 2019, the Investment Manager has contractually agreed, through May 1, 2020, to lower the Fund’s contractual expense limitation from 0.89% to 0.46% of the Fund’s net annual operating expenses (subject to certain excluded expenses). The Trustees also noted that, effective January 1, 2019, the Fund’s management fee rate was reduced. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadviser, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadviser, the Fund’s advisory and subadvisory fees are reasonable.

* * * * *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and each Subadviser have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the applicable Subadvisory Agreements and (b) the Investment Manager and each Subadviser maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 27, 2019, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

800.835.3879

CUSTODIAN

The Bank of New York Mellon

111 Sanders Creek Parkway

East Syracuse, NY 13057

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

800.548.4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.548.4539. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.548.4539, or (ii) on the Securities and Exchange Commission’s (SEC) website at sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.548.4539 or visit the SEC website at sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, which has replaced Form NQ. The Funds’ portfolio holdings on Form N-PORT are available on the SEC’s website at sec.gov. To review a complete list of the Funds’ portfolio holdings, or to view the semiannual report, or annual report, please visit amgfunds.com.

amgfunds.com |	49

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG FQ Tax-Managed U.S. Equity

AMG FQ Long-Short Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Co., LLC

AMG GW&K Small Cap Core

AMG GW&K Small/Mid Cap

AMG GW&K Trilogy Emerging Markets Equity

AMG GW&K Trilogy Emerging Wealth Equity

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Small-Mid Cap Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG TimesSquare Emerging Markets Small Cap

AMG TimesSquare Global Small Cap

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Focused Fund - Security Selection Only

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond ESG

AMG GW&K Enhanced Core Bond ESG

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management LLC

AMG Managers Emerging Opportunities

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Company, LLC

AMG Managers Fairpointe ESG Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration Government

Amundi Pioneer Institutional Asset Management, Inc.

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Company, L.P.

amgfunds.com |	063019 SAR078

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)

The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 13.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	September 3, 2019

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	September 3, 2019